United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-CSR
Certified Shareholder Report of Registered Management Investment Companies

811-7115

(Investment Company Act File Number)

Federated Total Return Series, Inc.
_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  11/30/08

Date of Reporting Period:  Fiscal year ended 11/30/08

Item 1.                      Reports to Stockholders

Federated
World-Class Investment Manager

Federated Total Return Bond Fund

Established 2001

A Portfolio of Federated Total Return Series, Inc.

ANNUAL SHAREHOLDER REPORT

November 30, 2008

Class A Shares
Class B Shares
Class C Shares
Class K Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF DIRECTORS AND CORPORATION OFFICERS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Class A Shares

(For a Share Outstanding Throughout Each Period)

Year Ended November 30	2008	2007	2006	2005 [1]	2004
Net Asset Value, Beginning of Period	$10.73	$10.67	$10.52	$10.79	$10.75
Income From Investment Operations:
Net investment income	0.51	0.50	0.47	0.45	0.46 [2]
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts and foreign currency transactions	(0.89)	0.07	0.15	(0.26)	0.05
TOTAL FROM INVESTMENT OPERATIONS	(0.38)	0.57	0.62	0.19	0.51
Less Distributions:
Distributions from net investment income	(0.52)	(0.51)	(0.47)	(0.46)	(0.47)
Net Asset Value, End of Period	$9.83	$10.73	$10.67	$10.52	$10.79
Total Return [3]	(3.78)%	5.53%	6.10%	1.77%	4.81%

Ratios to Average Net Assets:
Net expenses	0.89%	0.89%	0.93%	0.90%	0.93%
Net investment income	4.88%	4.76%	4.36%	4.25%	4.24%
Expense waiver/reimbursement [4]	0.17%	0.19%	0.20%	0.21%	0.23%
Supplemental Data:
Net assets, end of period (000 omitted)	$257,234	$213,721	$137,545	$92,425	$71,788
Portfolio turnover	45%	36%	56%	37%	16%

1 Beginning with the year ended November 30, 2005, the Fund was audited by Ernst & Young LLP. The previous year was audited by another independent registered public accounting firm.

2 Per share number has been calculated using the average shares method.

3 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class B Shares

(For a Share Outstanding Throughout Each Period)

Year Ended November 30	2008	2007	2006	2005 [1]	2004
Net Asset Value, Beginning of Period	$10.73	$10.67	$10.52	$10.79	$10.75
Income From Investment Operations:
Net investment income	0.45	0.44	0.42	0.40	0.40 [2]
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts and foreign currency transactions	(0.89)	0.07	0.15	(0.26)	0.05
TOTAL FROM INVESTMENT OPERATIONS	(0.44)	0.51	0.57	0.14	0.45
Less Distributions:
Distributions from net investment income	(0.46)	(0.45)	(0.42)	(0.41)	(0.41)
Net Asset Value, End of Period	$9.83	$10.73	$10.67	$10.52	$10.79
Total Return [3]	(4.30)%	4.97%	5.55%	1.25%	4.29%

Ratios to Average Net Assets:
Net expenses	1.43%	1.43%	1.45%	1.40%	1.42%
Net investment income	4.32%	4.19%	3.79%	3.72%	3.75%
Expense waiver/reimbursement [4]	0.17%	0.19%	0.20%	0.21%	0.23%
Supplemental Data:
Net assets, end of period (000 omitted)	$29,278	$32,126	$38,825	$49,205	$59,784
Portfolio turnover	45%	36%	56%	37%	16%

1 Beginning with the year ended November 30, 2005, the Fund was audited by Ernst & Young LLP. The previous year was audited by another independent registered public accounting firm.

2 Per share number has been calculated using the average shares method.

3 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class C Shares

(For a Share Outstanding Throughout Each Period)

Year Ended November 30	2008	2007	2006	2005 [1]	2004
Net Asset Value, Beginning of Period	$10.73	$10.67	$10.52	$10.79	$10.75
Income From Investment Operations:
Net investment income	0.46	0.45	0.42	0.40	0.41 [2]
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts and foreign currency transactions	(0.90)	0.07	0.15	(0.26)	0.04
TOTAL FROM INVESTMENT OPERATIONS	(0.44)	0.52	0.57	0.14	0.45
Less Distributions:
Distributions from net investment income	(0.46)	(0.46)	(0.42)	(0.41)	(0.41)
Net Asset Value, End of Period	$9.83	$10.73	$10.67	$10.52	$10.79
Total Return [3]	(4.27)%	5.01%	5.60%	1.28%	4.30%

Ratios to Average Net Assets:
Net expenses	1.40%	1.39%	1.40%	1.38%	1.40%
Net investment income	4.37%	4.24%	3.85%	3.75%	3.78%
Expense waiver/reimbursement [4]	0.17%	0.19%	0.20%	0.21%	0.23%
Supplemental Data:
Net assets, end of period (000 omitted)	$49,250	$43,205	$40,763	$44,838	$54,449
Portfolio turnover	45%	36%	56%	37%	16%

1 Beginning with the year ended November 30, 2005, the Fund was audited by Ernst & Young LLP. The previous year was audited by another independent registered public accounting firm.

2 Per share number has been calculated using the average shares method.

3 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class K Shares

(For a Share Outstanding Throughout Each Period)

Year Ended November 30	2008	2007	2006	2005 [1]	2004
Net Asset Value, Beginning of Period	$10.73	$10.67	$10.52	$10.79	$10.75
Income From Investment Operations:
Net investment income	0.49	0.47	0.45	0.43	0.44 [2]
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts and foreign currency transactions	(0.90)	0.08	0.15	(0.26)	0.04
TOTAL FROM INVESTMENT OPERATIONS	(0.41)	0.55	0.60	0.17	0.48
Less Distributions:
Distributions from net investment income	(0.49)	(0.49)	(0.45)	(0.44)	(0.44)
Net Asset Value, End of Period	$9.83	$10.73	$10.67	$10.52	$10.79
Total Return [3]	(3.99)%	5.30%	5.91%	1.56%	4.56%

Ratios to Average Net Assets:
Net expenses	1.11%	1.11%	1.10%	1.10%	1.11%
Net investment income	4.67%	4.55%	4.22%	4.03%	4.09%
Expense waiver/reimbursement [4]	0.17%	0.19%	0.20%	0.21%	0.23%
Supplemental Data:
Net assets, end of period (000 omitted)	$100,899	$81,501	$46,497	$27,591	$29,171
Portfolio turnover	45%	36%	56%	37%	16%

1 Beginning with the year ended November 30, 2005, the Fund was audited by Ernst & Young LLP. The previous year was audited by another independent registered public accounting firm.

2 Per share number has been calculated using the average shares method.

3 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2008 to November 30, 2008.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 6/1/2008	Ending Account Value 11/30/2008	Expenses Paid During Period [1]
Actual:
Class A Shares	$1,000	$ 949.00	$4.34
Class B Shares	$1,000	$ 946.50	$6.96
Class C Shares	$1,000	$ 946.60	$6.86
Class K Shares	$1,000	$ 948.00	$5.41
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,020.55	$4.50
Class B Shares	$1,000	$1,017.85	$7.21
Class C Shares	$1,000	$1,017.95	$7.11
Class K Shares	$1,000	$1,019.45	$5.60

1 Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	0.89%
Class B Shares	1.43%
Class C Shares	1.41%
Class K Shares	1.11%

Management's Discussion of Fund Performance

The fund's total return, based on net asset value for the 12-month reporting period ended November 30, 2008, was (3.78)% for Class A Shares, (4.30)% for Class B Shares, (4.27)% for Class C Shares and (3.99)% for Class K Shares. The total return of the Barclays Capital U.S. Aggregate Bond Index, a broad-based securities market index ("BCAB"), 1 was 1.74% during the 12-month reporting period. The total return for the Lipper Intermediate Investment Grade Debt Category Average 2 was (7.66)% during the 12-month reporting period. The fund's total return for the most recently completed fiscal year reflected actual cash flows, transactions costs and other expenses, which were not reflected in the total return of the BCAB.

The following discussion will focus on the performance of the fund's Class A Shares. During the period, the most significant factors affecting the fund's performance relative to the BCAB were: (1) the allocation of the portfolio among securities of similar types of issues (referred to as "sectors"); (2) individual security selection within various sectors; and (3) duration, which indicates the portfolio's price sensitivity to interest rates.

1 The BCAB is an unmanaged index composed of securities from the Barclays Capital Government/Credit Total Index, Mortgage-Backed Securities Index and the Asset Backed Securities Index. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. The Barclays Capital U.S. Aggregate Bond Index was formerly known as the Lehman Brothers U.S. Aggregate Bond Index. Investments cannot be made in an index.

2 Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling into the category indicated. These figures do not reflect sales charges.

MARKET OVERVIEW

The fiscal year can be characterized as a period of global economic recession accompanied by an extreme flight to quality in all financial markets. Domestically, U.S. monetary authorities, ranging from the Federal Reserve Board (the "Fed"), the U.S. Treasury and the FDIC, all implemented unprecedented action geared toward unfreezing the financial markets. Credit became largely unavailable to medium and lower quality borrowers, both consumers and businesses. The Fed lowered the federal funds target rate from 4.50% to 1.00% over the reporting period in an attempt to assist borrowing and instill confidence in the economy. In such a nervous environment, interest rates fell and the highest quality U.S. Treasury securities were the stand-out positive performers of bond sectors. 3 Given the flight to quality and investor redemptions out of the corporate and international sectors, such as investment-grade corporate, emerging market and high yield debt, these three sectors generated very significant negative returns. As points of reference, the Barclays Capital (formerly Lehman Brothers) respective index returns for the reporting period were as follows: Barclays Capital U.S. Treasury Index: 4 10.10%; Barclays Capital U.S. Credit Bond Index: 5 (8.66)%; Barclays Capital Emerging Markets Index: 6 (21.07)%; and Barclays Capital U.S. Corporate High Yield Index: 7 (31.23)%.

SECTOR

Sector allocation detracted from performance, in that the fund had moved to an overweight position in both investment-grade corporate and high yield bonds (including credit default swaps) during the final months of the reporting period, a period in which corporate bonds fell significantly in price.

3 The bond prices are sensitive to changes in interest rates and a rise in interest rates can cause a decline in their prices.

4 The Barclays Capital U.S. Treasury Index is the U.S. Treasury component of the Barclays Capital U.S. Government Index.

5 The Barclays Capital U.S. Mortgage Backed Securities Index is the U.S. mortgage-backed securities component of the Barclays Capital U.S. Aggregate Bond Index.

6 The Barclays Capital Emerging Markets Index includes U.S. dollar-denominated debt from emerging markets in the following regions: Americas, Europe, Middle East, Africa and Asia. As with other fixed-income benchmarks provided by Barclays Capital, the index is rules-based, which allows for an unbiased view of the marketplace and easy replicability.

7 The Barclays Capital U.S. Corporate High Yield Index covers the universe of fixed-rate, non-investment-grade debt. Pay-in-kind (PIK) bonds, Eurobonds and debt issues from countries designated as emerging markets (e.g., Argentina, Brazil, Venezuela, etc.) are excluded, but Canadian and global bonds (SEC registered) of issuers in non-EMG countries are included. Original issue zeroes, step-up coupon structures and 144(a)s are also included.

SECURITY SELECTION

Security selection contributed positively as it specifically relates to the high yield position of the fund. The high yield bond portion significantly outperformed the Barclays Capital U.S. Corporate High Yield Index. Thus, while an allocation to high yield bonds detracted from performance (sector allocation), individual security selection within high yield served to positively offset part of the sector underperformance. 8 Offsetting the positive high yield security selection was underperformance in the mortgage sector, relative to its respective index. Thus, the fund benefited from owning mortgage securities (sector allocation), but the performance within mortgages was negatively impacted by security selection. Additionally, security selection within the emerging market portion of the fund hurt performance, as this area significantly trailed relative to its respective index.

DURATION 9

Duration management contributed positively to total return performance, in that the portfolio had increased its duration during the summer months of 2008, a period in which interest rates fell as stress grew in the financial markets.

8 High yield, lower-rated securities generally entail greater market, credit/default and liquidity risks, and may be more volatile than investment-grade securities.

9 Duration is a measure of a security's price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities with shorter durations.

GROWTH OF A $10,000 INVESTMENT - CLASS A SHARES

The graph below illustrates the hypothetical investment of $10,000 1 in Federated Total Return Bond Fund (Class A Shares) (the "Fund") from August 16, 2001 (start of performance) to November 30, 2008, compared to the Barclays Capital U.S. Aggregate Bond Index (BCAB) 2 and the Lipper Intermediate Investment Grade Debt Category Average (LIIGDCA). 2

Average Annual Total Returns [3] for the Period Ended 11/30/2008
1 Year	(8.14)%
5 Years	1.87%
Start of Performance (8/16/2001)	3.12%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum sales charge of 4.50%.

1 Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 4.50% ($10,000 investment minus $450 sales charge = $9,550). The Fund's performance assumes the reinvestment of all dividends and distributions. The BCAB and LIIGDCA have been adjusted to reflect reinvestment of dividends on securities in the index and the average.

2 The BCAB and the LIIGDCA are not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The LIIGDCA represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling in the category indicated and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a fund's performance. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index or average.

3 Total returns quoted reflect all applicable sales charges.

GROWTH OF A $10,000 INVESTMENT - CLASS B SHARES

The graph below illustrates the hypothetical investment of $10,000 1 in Federated Total Return Bond Fund (Class B Shares) (the "Fund") from August 3, 2001 (start of performance) to November 30, 2008, compared to the Barclays Capital U.S. Aggregate Bond Index (BCAB) 2 and the Lipper Intermediate Investment Grade Debt Category Average (LIIGDCA). 2

Average Annual Total Returns [3] for the Period Ended 11/30/2008
1 Year	(9.34)%
5 Years	1.95%
Start of Performance (8/3/2001)	3.34%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum contingent deferred sales charge of 5.50%, as applicable.

1 Represents a hypothetical investment of $10,000 in the Fund. The maximum contingent deferred sales charge is 5.50% on any redemption less than one year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The BCAB and LIIGDCA have been adjusted to reflect reinvestment of dividends on securities in the index and the average.

2 The BCAB and the LIIGDCA are not adjusted to reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The LIIGDCA represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling in the category indicated and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a fund's performance. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index or average.

3 Total returns quoted reflect all applicable contingent deferred sales charges.

GROWTH OF A $10,000 INVESTMENT - CLASS C SHARES

The graph below illustrates the hypothetical investment of $10,000 1 in Federated Total Return Bond Fund (Class C Shares) (the "Fund") from August 2, 2001 (start of performance) to November 30, 2008, compared to the Barclays Capital U.S. Aggregate Bond Index (BCAB) 2 and the Lipper Intermediate Investment Grade Debt Category Average (LIIGDCA). 2

Average Annual Total Returns [3] for the Period Ended 11/30/2008
1 Year	(5.19)%
5 Years	2.32%
Start of Performance (8/2/2001)	3.35%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the 1.00% contingent deferred sales charge, as applicable.

1 Represents a hypothetical investment of $10,000 in the Fund. A 1.00% contingent deferred sales charge would be applied to any redemption less than one year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The BCAB and the LIIGDCA have been adjusted to reflect reinvestment of dividends on securities in the index and average.

2 The BCAB and the LIIGDCA are not adjusted to reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The LIIGDCA represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling in the category indicated and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a fund's performance. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index or average.

3 Total returns quoted reflect all applicable contingent deferred sales charges.

GROWTH OF A $10,000 INVESTMENT - CLASS K SHARES

The Fund's Class K Shares commenced operations on April 8, 2003. For the period prior to the commencement of operations of the Class K Shares, the performance information shown is for the Fund's Institutional Shares, adjusted to reflect the expenses of Class K Shares. The graph below illustrates the hypothetical investment of $10,000 1 in Federated Total Return Bond Fund (Class K Shares) (the "Fund") from November 30, 1998 to November 30, 2008, compared to the Barclays Capital U.S. Aggregate Bond Index (BCAB) 2 and the Lipper Intermediate Investment Grade Debt Category Average (LIIGDCA). 2

Average Annual Total Returns for the Period Ended 11/30/2008
1 Year	(3.99)%
5 Years	2.60%
10 Years	3.95%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 The Fund's performance assumes the reinvestment of all dividends and distributions. The BCAB and the LIIGDCA have been adjusted to reflect reinvestment of dividends on securities in the index and the average.

2 The BCAB and the LIIGDCA are not adjusted to reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The LIIGDCA represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling in the category indicated and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a fund's performance. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index or average.

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400.

Portfolio of Investments Summary Table

At November 30, 2008, the Fund's portfolio composition 1 was as follows:

Security Type	Percentage of Total Net Assets [2]
Mortgage-Backed Securities [3]	39.7%
Corporate Debt Securities	31.3%
U.S. Treasury and Agency Securities	16.7%
Collateralized Mortgage Obligations	10.1%
Adjustable Rate Mortgage	5.1%
Asset-Backed Securities	1.3%
Derivative Contracts [4]	0.4%
Securities Lending Collateral [5]	8.5%
Other Security Types [6,7]	0.0%
Cash Equivalents [8]	1.8%
Other Assets and Liabilities--Net [9]	(14.9)%
TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for a description of these security types.

2 As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, the affiliated investment company (other than an affiliated money market fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.

3 For purposes of this table, Mortgage-Backed Securities include mortgage-backed securities guaranteed by Government Sponsored Entities (GSEs) and adjustable rate mortgage-backed securities.

4 Based upon net unrealized appreciation (depreciation) or value of the derivative contracts (as applicable). Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this report.

5 Cash collateral received from lending portfolio securities which is invested in short term investments such as repurchase agreements or money market mutual funds.

6 Other Security Types consist of common stock.

7 Represents less than 0.01%.

8 Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements other than those representing securities lending collateral.

9 Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.

Portfolio of Investments

November 30, 2008

Principal Amount			Value
		CORPORATE BONDS--26.9%
		Basic Industry - Chemicals--0.4%
$1,380,000		Albemarle Corp., Sr. Note, 5.10%, 2/1/2015	$1,181,565
1,050,000		Du Pont (E.I.) de Nemours & Co., 5.00%, 1/15/2013	1,044,671
2,650,000		Du Pont (E.I.) de Nemours & Co., 6.00%, 7/15/2018	2,628,037
500,000		Du Pont (E.I.) de Nemours & Co., Note, 6.875%, 10/15/2009	512,616
1,860,000		Praxair, Inc., 4.625%, 3/30/2015	1,717,781
3,000,000		Rohm & Haas Co., 6.00%, 9/15/2017	2,632,852
		TOTAL	9,717,522
		Basic Industry - Metals & Mining--0.6%
650,000		Alcan, Inc., 5.00%, 6/1/2015	536,978
1,410,000		Alcoa, Inc., Note, 5.55%, 2/1/2017	1,036,435
3,100,000		ArcelorMittal, 6.125%, 6/1/2018	2,043,558
1,670,000		BHP Finance (USA), Inc., 5.00%, 12/15/2010	1,611,117
3,000,000		Barrick N.A. Finance LLC, Company Guarantee, 6.80%, 9/15/2018	2,671,722
420,000	[1,2]	Codelco, Inc., 4.75%, 10/15/2014	383,229
1,210,000	[1,2]	Codelco, Inc., Bond, 5.625%, 9/21/2035	925,347
2,290,000		Newmont Mining Corp., Company Guarantee, 5.875%, 4/1/2035	1,623,409
2,410,000		Rio Tinto Finance USA Ltd., 5.875%, 7/15/2013	1,878,287
2,410,000		Rio Tinto Finance USA Ltd., 6.50%, 7/15/2018	1,710,049
2,200,000	[1,2]	Xstrata Finance Canada Ltd., Unsecd. Note, 5.50%, 11/16/2011	2,097,034
		TOTAL	16,517,165
		Basic Industry - Paper--0.3%
2,650,000		Louisiana-Pacific Corp., 8.875%, 8/15/2010	2,046,110
342,000		Westvaco Corp., 7.65%, 3/15/2027	295,657
2,700,000		Westvaco Corp., Sr. Deb., 7.50%, 6/15/2027	2,322,422
4,000,000		Weyerhaeuser Co., Deb., 7.375%, 3/15/2032	2,731,418
		TOTAL	7,395,607
Principal Amount			Value
		CORPORATE BONDS--continued
		Capital Goods - Aerospace & Defense--0.5%
$470,000	[1,2]	BAE Systems Holdings, Inc., 4.75%, 8/15/2010	$467,175
600,000	[1,2]	BAE Systems Holdings, Inc., 5.20%, 8/15/2015	549,012
100,000		Boeing Capital Corp., Sr. Note, Series XI, 2.202%, 11/15/2009	95,563
4,500,000		Boeing Co., Note, 5.125%, 2/15/2013	4,505,975
3,925,000		Embraer Overseas Ltd., Sr. Unsecd. Note, 6.375%, 1/24/2017	2,521,812
2,910,000		Lockheed Martin Corp., Sr. Note, 4.121%, 3/14/2013	2,803,951
2,165,000		Raytheon Co., Unsecd. Note, 5.375%, 4/1/2013	2,162,933
		TOTAL	13,106,421
		Capital Goods - Building Materials--0.1%
1,750,000		RPM International, Inc., 6.50%, 2/15/2018	1,598,586
		Capital Goods - Construction Machinery--0.1%
400,000		Caterpillar Financial Services Corporation, Unsub., 4.30%, 6/1/2010	392,160
69,000		Caterpillar, Inc., Deb., 5.30%, 9/15/2035	54,753
2,500,000		John Deere Capital Corp., Bond, 5.10%, 1/15/2013	2,437,799
100,000		John Deere Capital Corp., Sr. Note, Series D, 2.217%, 12/18/2009	95,011
		TOTAL	2,979,723
		Capital Goods - Diversified Manufacturing--0.9%
3,540,000		Dover Corp., Note, 5.45%, 3/15/2018	3,498,069
2,500,000		General Electric Co., Note, 5.00%, 2/1/2013	2,450,561
3,560,000		Harsco Corp., 5.75%, 5/15/2018	3,346,634
650,000		Honeywell International, Inc., Note, 7.50%, 3/1/2010	677,519
4,040,000		Hubbell, Inc., 5.95%, 6/1/2018	3,853,398
1,745,000		Ingersoll-Rand Global Holding Co. Ltd., 6.875%, 8/15/2018	1,601,833
2,520,000		Roper Industries, Inc., 6.625%, 8/15/2013	2,596,298
4,740,000		Textron Financial Corp., 5.40%, 4/28/2013	3,852,218
1,820,000	[1,2]	Textron Financial Corp., Jr. Sub. Note, 6.00%, 2/15/2067	364,915
3,680,000		Tyco Electronics Group SA, 5.95%, 1/15/2014	3,499,969
		TOTAL	25,741,414
Principal Amount			Value
		CORPORATE BONDS--continued
		Capital Goods - Packaging--0.0%
$940,000		Pactiv Corp., 6.40%, 1/15/2018	$780,539
		Communications - Media & Cable--0.6%
3,000,000		Comcast Corp., 7.125%, 6/15/2013	2,827,410
4,700,000		Comcast Corp., Company Guarantee, 6.50%, 1/15/2017	4,204,603
3,710,000		Cox Communications, Inc., Unsecd. Note, 4.625%, 1/15/2010	3,483,226
5,000,000		Time Warner Cable, Inc., Company Guarantee, 8.75%, 2/14/2019	4,947,839
3,200,000		Time Warner Cable, Inc., Sr. Unsecd. Note, 5.85%, 5/1/2017	2,713,014
		TOTAL	18,176,092
		Communications - Media Noncable--0.1%
1,700,000		British Sky Broadcasting Group PLC, 8.20%, 7/15/2009	1,688,614
230,000		News America Holdings, Inc., Company Guarantee, 8.00%, 10/17/2016	228,469
2,546,000		Univision Communications, Inc., 7.85%, 7/15/2011	1,463,950
		TOTAL	3,381,033
		Communications - Telecom Wireless--0.5%
7,430,000		AT&T Wireless Services, Inc., 8.75%, 3/1/2031	7,134,307
3,460,000		America Movil S.A.B. de C.V., Note, 5.75%, 1/15/2015	3,041,167
460,000		Vodafone Group PLC, 5.35%, 2/27/2012	446,879
4,730,000		Vodafone Group PLC, Note, 5.625%, 2/27/2017	4,075,676
		TOTAL	14,698,029
		Communications - Telecom Wirelines--1.4%
27,200,000		AT&T, Inc., 6.70%, 11/15/2013	27,119,996
100,000		GTE California, Inc., Deb., 6.70%, 9/1/2009	99,865
125,000		GTE California, Inc., Deb., Series G, 5.50%, 1/15/2009	124,918
5,000,000		Rogers Communications, Inc., 6.80%, 8/15/2018	4,488,025
200,000		Southwestern Bell Telephone Co., Deb., 7.20%, 10/15/2026	180,985
2,015,000		Telecom Italia Capital, Note, 4.875%, 10/1/2010	1,803,230
750,000		Telefonica SA, Company Guarantee, 7.045%, 6/20/2036	626,694
4,070,000		Telefonica SA, Sr. Note, 5.855%, 2/4/2013	3,799,875
1,700,000		Verizon Communications, Inc., 6.10%, 4/15/2018	1,485,295
		TOTAL	39,728,883
Principal Amount			Value
		CORPORATE BONDS--continued
		Consumer Cyclical - Automotive--0.8%
$4,660,000	[1,2]	American Honda Finance Corp., 4.625%, 4/2/2013	$4,361,686
4,950,000	[1,2]	American Honda Finance Corp., 7.625%, 10/1/2018	5,071,639
3,420,000		DaimlerChrysler North America Holding Corp., 6.50%, 11/15/2013	2,568,420
3,000,000		DaimlerChrysler North America Holding Corp., Note, 4.875%, 6/15/2010	2,611,500
200,000		General Motors Acceptance Corp., Deb., 6.00%, 4/1/2011	71,104
3,000,000		Johnson Controls, Inc., Sr. Note, 5.25%, 1/15/2011	2,739,798
4,210,000	[1,2]	Nissan Motor Acceptance Corp., Sr. Unsecd. Note, 5.625%, 3/14/2011	4,073,134
		TOTAL	21,497,281
		Consumer Cyclical - Entertainment--0.6%
230,000		International Speedway Corp., 4.20%, 4/15/2009	226,179
1,170,000		International Speedway Corp., 5.40%, 4/15/2014	999,845
1,400,000		Time Warner, Inc., 5.50%, 11/15/2011	1,249,045
10,000,000		Time Warner, Inc., Company Guarantee, 6.875%, 5/1/2012	9,064,932
3,900,000		Walt Disney Co., Note, 5.70%, 7/15/2011	4,010,413
		TOTAL	15,550,414
		Consumer Cyclical - Lodging--0.0%
850,000		Wyndham Worldwide Corp., Sr. Unsecd. Note, 6.00%, 12/1/2016	595,650
		Consumer Cyclical - Retailers--0.5%
1,920,000	[1,2]	Best Buy Co., Inc., 6.75%, 7/15/2013	1,802,229
726,225	[1,2]	CVS Caremark Corp., Pass Thru Cert., 5.298%, 1/11/2027	489,576
500,000		CVS Caremark Corp., Sr. Note, 5.75%, 8/15/2011	486,747
3,985,000		CVS Caremark Corp., Sr. Unsecd. Note, 5.75%, 6/1/2017	3,415,695
3,230,000		Costco Wholesale Corp., 5.30%, 3/15/2012	3,333,868
2,520,000		JC Penney Corp., Inc., Sr. Unsecd. Note, 5.75%, 2/15/2018	1,722,594
210,000		Kohl's Corp., Unsecd. Note, 7.375%, 10/15/2011	194,867
2,750,000		Target Corp., Unsecd. Note, 7.50%, 8/15/2010	2,813,530
750,000		Wal-Mart Stores, Inc., Sr. Unsecd. Note, 6.875%, 8/10/2009	772,834
		TOTAL	15,031,940
		Consumer Cyclical - Services--0.1%
2,100,000		Boston University, 7.625%, 7/15/2097	2,656,076
200,000		Cintas Corp. No. 2, Company Guarantee, 6.00%, 6/1/2012	202,577
		TOTAL	2,858,653
Principal Amount			Value
		CORPORATE BONDS--continued
		Consumer Cyclical - Textile--0.0%
$60,000		V.F. Corp., Note, 8.50%, 10/1/2010	$62,770
		Consumer Non-Cyclical - Food/Beverage--1.3%
2,100,000		Bottling Group LLC, Company Guarantee, 6.95%, 3/15/2014	2,190,355
3,210,000		Bottling Group LLC, Note, 5.50%, 4/1/2016	3,067,491
5,000,000		Diageo Capital PLC, Company Guarantee, 7.375%, 1/15/2014	5,183,884
100,000		General Foods Co., Deb., 7.00%, 6/15/2011	100,856
3,380,000		General Mills, Inc., Note, 5.70%, 2/15/2017	3,120,511
2,880,000		Kellogg Co., 4.25%, 3/6/2013	2,735,682
1,060,000		Kellogg Co., Sr. Unsub., 5.125%, 12/3/2012	1,044,570
1,150,000		Kraft Foods, Inc., Note, 6.25%, 6/1/2012	1,161,147
9,950,000		Kraft Foods, Inc., Sr. Unsecd. Note, 6.125%, 2/1/2018	9,271,354
2,630,000		PepsiCo, Inc., 4.65%, 2/15/2013	2,666,075
3,000,000		PepsiCo, Inc., 7.90%, 11/1/2018	3,369,077
150,000		Ralston Purina Co., Deb., 7.875%, 6/15/2025	194,439
200,000		Ralston Purina Co., Deb., 8.125%, 2/1/2023	265,969
3,525,000	[1,2]	SABMiller PLC, Note, 6.20%, 7/1/2011	3,432,257
		TOTAL	37,803,667
		Consumer Non-Cyclical - Health Care--0.6%
1,050,000		Baxter International, Inc., 6.25%, 12/1/2037	997,112
3,000,000		Covidien International Finance SA, 5.45%, 10/15/2012	2,884,680
880,000		Medtronic, Inc., Note, Series B, 4.375%, 9/15/2010	867,107
10,000,000		Quest Diagnostics, Inc., 5.125%, 11/1/2010	9,731,035
3,885,000		Quest Diagnostics, Inc., Sr. Unsecd. Note, 6.40%, 7/1/2017	3,414,203
		TOTAL	17,894,137
		Consumer Non-Cyclical - Pharmaceuticals--0.6%
7,300,000		Abbott Laboratories, 5.15%, 11/30/2012	7,610,297
2,624,000		Eli Lilly & Co., Bond, 5.20%, 3/15/2017	2,527,360
3,000,000		Eli Lilly & Co., Note, 6.00%, 3/15/2012	3,198,002
400,000		Eli Lilly & Co., Unsecd. Note, 6.57%, 1/1/2016	420,855
3,740,000		Genentech, Inc., Note, 4.75%, 7/15/2015	3,484,762
725,000		Pharmacia Corp., Sr. Deb., 6.50%, 12/1/2018	805,088
		TOTAL	18,046,364
Principal Amount			Value
		CORPORATE BONDS--continued
		Consumer Non-Cyclical - Products--0.2%
$1,000,000		Philips Electronics NV, 4.625%, 3/11/2013	$937,803
2,840,000		Philips Electronics NV, 5.75%, 3/11/2018	2,469,939
700,000		Procter & Gamble Co., Unsub., 6.875%, 9/15/2009	725,384
445,000		Snap-On, Inc., 6.25%, 8/15/2011	473,878
2,190,000		Whirlpool Corp., 5.50%, 3/1/2013	1,816,240
		TOTAL	6,423,244
		Consumer Non-Cyclical - Supermarkets--0.3%
4,000,000		Kroger Co., 7.50%, 1/15/2014	4,062,680
3,000,000		Kroger Co., Bond, 6.90%, 4/15/2038	2,682,204
1,380,000		Sysco Corp., Sr. Unsecd. Note, 4.20%, 2/12/2013	1,354,083
		TOTAL	8,098,967
		Consumer Non-Cyclical - Tobacco--0.5%
4,260,000		Philip Morris International, Inc., 5.65%, 5/16/2018	3,836,743
5,000,000		Philip Morris International, Inc., 6.875%, 3/17/2014	5,086,021
5,000,000		Reynolds American, Inc., Sr. Secd. Note, 7.75%, 6/1/2018	3,866,250
		TOTAL	12,789,014
		Energy - Independent--0.6%
3,000,000		Anadarko Finance Co., 6.75%, 5/1/2011	2,984,871
1,420,000		Anadarko Petroleum Corp., Sr. Unsecd. Note, 5.95%, 9/15/2016	1,245,644
3,940,000		Canadian Natural Resources Ltd., 4.90%, 12/1/2014	3,402,207
1,730,000		Pemex Project Funding Master, 5.75%, 12/15/2015	1,490,654
455,400	[1,2]	Ras Laffan Liquified Natural Gas, 3.437%, 9/15/2009	437,610
5,760,000		XTO Energy, Inc., 6.375%, 6/15/2038	4,584,964
610,000		XTO Energy, Inc., 6.75%, 8/1/2037	511,903
895,000		XTO Energy, Inc., Sr. Unsecd. Note, 6.25%, 8/1/2017	811,237
		TOTAL	15,469,090
		Energy - Integrated--0.5%
100,000		BP PLC, Deb., 8.75%, 3/1/2032	143,435
6,150,000		Conoco, Inc., 7.25%, 10/15/2031	6,031,554
6,118,000		Husky Oil Ltd., Deb., 7.55%, 11/15/2016	5,638,974
972,261	[1,2]	Qatar Petroleum, 5.579%, 5/30/2011	986,738
1,200,000	[1,2]	StatoilHydro ASA, 5.125%, 4/30/2014	1,215,385
		TOTAL	14,016,086
Principal Amount			Value
		CORPORATE BONDS--continued
		Energy - Oil Field Services--0.1%
$2,040,000		Weatherford International Ltd., 6.00%, 3/15/2018	$1,721,694
		Energy - Refining--0.1%
4,020,000		Valero Energy Corp., 7.50%, 4/15/2032	3,339,352
900,000		Valero Energy Corp., Note, 4.75%, 4/1/2014	797,813
		TOTAL	4,137,165
		Financial Institution - Banking--3.2%
3,100,000		Astoria Financial Corp., Note, 5.75%, 10/15/2012	2,700,139
2,000,000		Bank of America Corp., Sr. Unsecd. Note, 5.75%, 12/1/2017	1,873,718
2,500,000	[1,2]	Barclays Bank PLC, 5.926%, 12/31/2049	1,517,188
20,000,000		Citigroup, Inc., Sr. Unsecd. Note, 6.50%, 8/19/2013	19,301,143
4,790,000		Citigroup, Inc., Sr. Unsecd. Note, 6.875%, 3/5/2038	4,532,707
2,000,000		Credit Suisse (USA), Inc., 5.125%, 1/15/2014	1,809,183
150,000		Credit Suisse (USA), Inc., Note, 6.125%, 11/15/2011	148,824
537,000		Credit Suisse (USA), Inc., Note, 6.50%, 1/15/2012	531,383
2,450,000		Credit Suisse (USA), Inc., Sr. Note, 5.50%, 8/16/2011	2,407,350
1,000,000		Credit Suisse (USA), Inc., Unsecd. Note, 5.50%, 8/15/2013	958,449
3,000,000		First Union Institutional Capital I, Bond, 8.04%, 12/1/2026	2,310,900
4,000,000		Household Finance Corp., 7.00%, 5/15/2012	3,871,145
500,000		Household Finance Corp., Sr. Note, 5.875%, 2/1/2009	498,598
50,000		Household Finance Corp., Sr. Note, Series NOTZ, 6.40%, 9/15/2009	49,453
150,000		Household Finance Corp., Sr. Note, Series NOTZ, 6.70%, 9/15/2009	148,692
1,000,000		Hudson United Bancorp, 7.00%, 5/15/2012	1,123,690
3,150,000		JPMorgan Chase & Co., 5.75%, 1/2/2013	3,029,860
1,660,000		JPMorgan Chase & Co., Sr. Note, 6.00%, 1/15/2018	1,620,418
4,500,000		JPMorgan Chase & Co., Sub. Note, 5.125%, 9/15/2014	4,103,836
2,185,000		Manufacturers & Traders Trust Co., Sub. Note, 5.629%, 12/1/2021	1,670,121
2,700,000		Marshall & Ilsley Bank, Milwaukee, Sr. Note, 4.40%, 3/15/2010	2,564,271
750,000		National City Bank, Pennsylvania, 7.25%, 10/21/2011	698,048
2,000,000		Northern Trust Corp., 4.60%, 2/1/2013	1,963,766
3,000,000		PNC Funding Corp., Sr. Note, 5.125%, 12/14/2010	2,982,697
2,235,000		PNC Funding Corp., Sub. Note, 5.625%, 2/1/2017	2,024,747
3,000,000		PNC Funding Corp., Sub. Note, 7.50%, 11/1/2009	2,980,858
1,200,000		Popular North America, Inc., 5.65%, 4/15/2009	1,179,155
Principal Amount			Value
		CORPORATE BONDS--continued
		Financial Institution - Banking--continued
$1,433,333	[1,2]	Regional Diversified Funding, 9.25%, 3/15/2030	$485,943
1,660,000		Sovereign Bancorp, Inc., Sr. Note, 4.80%, 9/1/2010	1,461,763
750,000		State Street Bank and Trust Co., Sub. Note, 5.30%, 1/15/2016	675,660
2,180,000		U.S. Bank, N.A., Sub. Note, 4.95%, 10/30/2014	2,051,750
250,000		U.S. Bank, N.A., Sub. Note, 5.70%, 12/15/2008	249,788
1,000,000		Wachovia Bank N.A., 4.80%, 11/1/2014	861,871
2,300,000		Wachovia Bank N.A., Sub. Note, 4.875%, 2/1/2015	1,933,587
11,620,000		Wachovia Corp., 5.75%, 2/1/2018	10,829,890
2,650,000		Wilmington Trust Corp., Sub. Note, 8.50%, 4/2/2018	2,803,662
1,500,000		Zions Bancorp, Sub. Note, 5.50%, 11/16/2015	1,082,355
		TOTAL	91,036,608
		Financial Institution - Brokerage--2.5%
550,000		Bear Stearns & Cos., Inc., Note, 4.50%, 10/28/2010	538,194
1,370,000		Bear Stearns & Cos., Inc., Sr. Unsecd. Note, 5.70%, 11/15/2014	1,250,227
16,230,000		Bear Stearns & Cos., Inc., Sr. Unsecd. Note, 7.25%, 2/1/2018	16,425,437
5,180,000		Blackrock, Inc., 6.25%, 9/15/2017	4,601,329
2,975,000		Eaton Vance Corp., 6.50%, 10/2/2017	2,628,299
2,645,000	[1,2]	FMR Corp., Bond, 7.57%, 6/15/2029	2,487,385
2,500,000		Goldman Sachs Group, Inc., 6.125%, 2/15/2033	1,847,463
1,000,000		Goldman Sachs Group, Inc., 6.60%, 1/15/2012	945,333
1,500,000		Goldman Sachs Group, Inc., Note, 5.25%, 10/15/2013	1,309,530
850,000		Goldman Sachs Group, Inc., Note, Series MTNB, 7.35%, 10/1/2009	849,197
9,310,000		Goldman Sachs Group, Inc., Sr. Note, 6.15%, 4/1/2018	7,672,427
6,870,000		Invesco Ltd., Note, 4.50%, 12/15/2009	6,440,329
750,000		Janus Capital Group, Inc., Sr. Note, 6.25%, 6/15/2012	594,733
2,900,000		Janus Capital Group, Inc., Sr. Note, 6.70%, 6/15/2017	2,061,694
2,401,000		Lehman Brothers Holdings, Inc., 7.875%, 8/15/2010	252,105
1,750,000		Lehman Brothers Holdings, Inc., Note, 8.50%, 8/1/2015	183,750
1,253,000		Merrill Lynch & Co., Inc., Note, 4.125%, 9/10/2009	1,235,364
200,000		Merrill Lynch & Co., Inc., Sr. Unsub., Series MLNP, 4.05%, 9/29/2010	188,847
650,000		Merrill Lynch & Co., Inc., Unsecd. Note, 5.45%, 7/15/2014	608,970
12,350,000		Merrill Lynch & Co., Sr. Unsecd. Note, 5.45%, 2/5/2013	11,458,062
250,000		Morgan Stanley Group, Inc., 5.30%, 3/1/2013	217,780
Principal Amount			Value
		CORPORATE BONDS--continued
		Financial Institution - Brokerage--continued
$600,000		Morgan Stanley Group, Inc., Note, 4.25%, 5/15/2010	$559,848
1,075,000		Morgan Stanley, Sr. Unsecd. Note, 5.95%, 12/28/2017	868,288
1,855,000		Morgan Stanley, Sr. Unsecd. Note, 6.00%, 4/28/2015	1,552,317
4,580,000		Morgan Stanley, Sr. Unsecd. Note, 6.625%, 4/1/2018	3,823,489
440,000		Nuveen Investments, 5.00%, 9/15/2010	169,400
440,000		Nuveen Investments, 5.50%, 9/15/2015	81,400
		TOTAL	70,851,197
		Financial Institution - Finance Noncaptive--1.8%
6,480,000		American Express Credit Corp., 5.875%, 5/2/2013	5,834,480
5,000,000		American Express Credit Corp., 7.30%, 8/20/2013	4,790,933
2,000,000		American International Group, Inc., Sr. Note, 4.70%, 10/1/2010	1,651,000
1,760,000		Berkshire Hathaway, Inc., Company Guarantee, 4.85%, 1/15/2015	1,710,189
50,000		CIT Group, Inc., Sr. Note, Series NOTZ, 6.05%, 5/15/2013	28,613
75,000		CIT Group, Inc., Sr. Note, Series NOTZ, 6.20%, 2/15/2013	39,638
2,360,000		Capital One Capital IV, 6.745%, 2/17/2037	1,044,512
1,795,000		Capmark Financial Group, Inc., Company Guarantee, Series WI, 6.30%, 5/10/2017	502,151
250,000		Countrywide Home Loan, Inc., Company Guarantee, 6.25%, 4/15/2009	245,938
15,000,000		General Electric Capital Corp., 4.80%, 5/1/2013	14,401,659
6,840,000		General Electric Capital Corp., 5.625%, 5/1/2018	6,289,190
150,000		General Electric Capital Corp., Note, Series A, 0.852%, 2/20/2009	148,220
193,000		General Electric Capital Corp., Note, Series MTNA, 7.375%, 1/19/2010	197,208
1,000,000		General Electric Capital Corp., Unsecd. Note, Series MTNA, 5.25%, 4/15/2013	970,828
2,600,000		HSBC Finance Capital Trust IX, Note, 5.911%, 11/30/2035	1,496,293
2,800,000		HSBC Finance Corp., 4.75%, 4/15/2010	2,676,121
1,000,000		HSBC Finance Corp., 5.00%, 6/30/2015	872,204
1,000,000	[1,2]	ILFC E-Capital Trust I, 5.90%, 12/21/2065	421,250
1,520,000		International Lease Finance Corp., 4.875%, 9/1/2010	1,133,160
7,450,000		International Lease Finance Corp., 6.625%, 11/15/2013	5,147,950
1,000,000	[1,2]	Lukoil International Finance BV, 6.356%, 6/7/2017	545,000
743,000		Susa Partnership LP, Deb., 7.50%, 12/1/2027	741,104
		TOTAL	50,887,641
Principal Amount			Value
		CORPORATE BONDS--continued
		Financial Institution - Insurance - Health--0.3%
$3,530,000		CIGNA Corp., 6.35%, 3/15/2018	$2,754,933
2,383,000		UnitedHealth Group, Inc., 6.00%, 11/15/2017	2,010,757
4,795,000		UnitedHealth Group, Inc., Bond, 6.00%, 2/15/2018	4,064,949
		TOTAL	8,830,639
		Financial Institution - Insurance - Life--0.5%
3,600,000		AXA-UAP, Sub. Note, 8.60%, 12/15/2030	2,228,040
3,000,000		MetLife, Inc., Sr. Unsecd. Note, Series A, 6.817%, 8/15/2018	2,626,730
4,210,000	[1,2]	Pacific Life Global Funding, Note, 5.15%, 4/15/2013	4,438,268
3,000,000	[1,2]	Pacific LifeCorp., Bond, 6.60%, 9/15/2033	2,971,886
1,640,000		Prudential Financial, Inc., 5.15%, 1/15/2013	1,451,765
1,050,000		Prudential Financial, Inc., 6.625%, 12/1/2037	720,165
		TOTAL	14,436,854
		Financial Institution - Insurance - P&C--1.0%
9,260,000		ACE INA Holdings, Inc., 5.60%, 5/15/2015	7,990,596
3,780,000		ACE INA Holdings, Inc., Sr. Note, 5.70%, 2/15/2017	3,135,639
2,625,000		Allstate Corp., Unsecd. Note, 5.00%, 8/15/2014	2,297,291
2,510,000		CNA Financial Corp., 6.50%, 8/15/2016	1,673,013
3,590,000		Chubb Corp., Sr. Note, 5.75%, 5/15/2018	3,238,426
820,000		Horace Mann Educators Corp., Sr. Note, 6.85%, 4/15/2016	819,999
1,750,000	[1,2]	Liberty Mutual Group, Inc., Unsecd. Note, 5.75%, 3/15/2014	1,506,780
2,600,000	[1,2]	TIAA Global Markets, Inc., 4.95%, 7/15/2013	2,482,259
2,395,000		The Travelers Cos., Inc., Sr. Unsecd. Note, 5.50%, 12/1/2015	2,181,066
3,350,000	[1,2]	ZFS Finance USA Trust I, Jr. Sub. Note, 6.15%, 12/15/2065	2,193,794
		TOTAL	27,518,863
		Financial Institution - REITs--0.3%
2,920,000		AMB Property LP, 6.30%, 6/1/2013	2,023,445
870,000		Equity One, Inc., Bond, 6.00%, 9/15/2017	564,452
1,000,000		Liberty Property LP, 6.625%, 10/1/2017	635,141
3,950,000		Prologis, Sr. Note, 5.50%, 4/1/2012	1,861,904
3,500,000		Simon Property Group LP, 6.125%, 5/30/2018	2,212,284
1,400,000		Simon Property Group, Inc., Note, 5.60%, 9/1/2011	1,087,917
		TOTAL	8,385,143
Principal Amount			Value
		CORPORATE BONDS--continued
		Foreign-Local-Government--0.0%
$900,000		Ontario, Province of, 4.375%, 2/15/2013	$934,430
		Government Agency--0.0%
500,000		Private Export Funding Corp., Series G, 6.67%, 9/15/2009	516,841
		Municipal Services--0.1%
790,000	[1,2]	Army Hawaii Family Housing, 5.524%, 6/15/2050	549,374
1,560,000	[1,2]	Camp Pendleton & Quantico Housing LLC, 5.572%, 10/1/2050	1,099,285
		TOTAL	1,648,659
		Sovereign--0.1%
1,415,000		Corp Andina De Fomento, Bond, 7.375%, 1/18/2011	1,371,741
		Technology--1.3%
1,110,000		BMC Software, Inc., 7.25%, 6/1/2018	1,033,763
4,450,000		Cisco Systems, Inc., Note, 5.25%, 2/22/2011	4,520,242
390,000		Cisco Systems, Inc., Sr. Unsecd. Note, 5.50%, 2/22/2016	382,832
4,730,000		Dell Computer Corp., Deb., 7.10%, 4/15/2028	3,980,831
1,030,000		Dun & Bradstreet Corp., Sr. Unsecd. Note, 5.50%, 3/15/2011	1,007,492
2,080,000		Fiserv, Inc., Sr. Note, 6.80%, 11/20/2017	1,707,056
4,200,000		Harris Corp., 5.95%, 12/1/2017	3,511,241
2,850,000		Hewlett-Packard Co., Note, 5.40%, 3/1/2017	2,675,756
2,500,000		Hewlett-Packard Co., Note, 6.50%, 7/1/2012	2,613,843
5,000,000		IBM Corp., 7.625%, 10/15/2018	5,417,316
3,150,000		IBM Corp., Deb., 8.375%, 11/1/2019	3,562,123
1,000,000		IBM Corp., Note, 5.375%, 2/1/2009	1,004,559
3,800,000		KLA-Tencor Corp., 6.90%, 5/1/2018	3,008,792
2,530,000		Oracle Corp., 6.50%, 4/15/2038	2,322,778
		TOTAL	36,748,624
		Transportation - Airlines--0.2%
5,110,000		Southwest Airlines Co., 6.50%, 3/1/2012	4,917,037
		Transportation - Railroads--0.5%
3,730,000		Burlington Northern Santa Fe Corp., 4.875%, 1/15/2015	3,347,481
3,000,000		Canadian National Railway Co., 5.55%, 5/15/2018	2,811,603
1,850,000		Canadian Pacific RR, 7.125%, 10/15/2031	1,450,608
295,000		Norfolk Southern Corp., Note, 6.75%, 2/15/2011	296,810
3,900,000		Norfolk Southern Corp., Sr. Unsecd. Note, 5.75%, 4/1/2018	3,579,422
1,560,000		Union Pacific Corp., 4.875%, 1/15/2015	1,400,019
2,000,000		Union Pacific Corp., 7.875%, 1/15/2019	2,108,536
		TOTAL	14,994,479
Principal Amount			Value
		CORPORATE BONDS--continued
		Transportation - Services--0.1%
$2,030,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., 6.375%, 10/15/2017	$1,348,847
		Utility - Electric--2.0%
2,500,000		Alabama Power Co., 5.70%, 2/15/2033	2,104,984
850,000		Cleveland Electric Illuminating Co., Sr. Unsecd. Note, 5.95%, 12/15/2036	600,760
8,100,000		Commonwealth Edison Co., 1st Mtg. Bond, 5.80%, 3/15/2018	7,192,646
690,000		Consolidated Edison Co., Sr. Unsecd. Note, 5.50%, 9/15/2016	652,370
2,950,000		Dominion Resources, Inc., 8.875%, 1/15/2019	3,001,228
2,775,000		Duke Energy Indiana, Inc., 1st Mtg. Bond, 6.35%, 8/15/2038	2,642,040
250,000		Enersis S.A., Note, 7.40%, 12/1/2016	246,700
3,000,000		FPL Group Capital, Inc., Unsecd. Note, 5.35%, 6/15/2013	2,983,416
2,462,033	[1,2]	Great River Energy, 1st Mtg. Note, 5.829%, 7/1/2017	2,219,958
3,730,000		MidAmerican Energy Co., 4.65%, 10/1/2014	3,443,958
1,060,000		National Rural Utilities Cooperative Finance Corp., 5.45%, 2/1/2018	854,663
2,690,000		National Rural Utilities Cooperative Finance Corp., Collateral Trust, 5.50%, 7/1/2013	2,586,028
870,000		Northern States Power Co., MN, 1st Mtg. Bond, 5.25%, 3/1/2018	818,408
1,020,000		PPL Energy Supply LLC, Sr. Unsecd. Note, 6.00%, 12/15/2036	626,137
3,000,000		PSEG Power LLC, Company Guarantee, 7.75%, 4/15/2011	3,076,562
810,000		PSI Energy, Inc., Bond, 6.05%, 6/15/2016	747,832
710,000		Pacific Gas & Electric Co., 6.05%, 3/1/2034	608,158
5,050,000		Pacific Gas & Electric Co., Unsecd. Note, 4.20%, 3/1/2011	4,897,046
3,700,000		Union Electric Co., 6.00%, 4/1/2018	3,269,738
7,340,000		Virginia Electric & Power Co., Sr. Unsecd. Note, 5.10%, 11/30/2012	6,962,918
6,000,000		Westar Energy, Inc., 1st Mtg. Bond, 8.625%, 12/1/2018	6,131,927
		TOTAL	55,667,477
		Utility - Natural Gas Distributor--0.3%
3,500,000		Atmos Energy Corp., 4.00%, 10/15/2009	3,363,104
3,000,000		Sempra Energy, Sr. Unsecd. Note, 9.80%, 2/15/2019	3,139,088
3,000,000		Southern California Gas Co., 1st Mtg. Bond, 5.50%, 3/15/2014	3,047,082
		TOTAL	9,549,274
Principal Amount			Value
		CORPORATE BONDS--continued
		Utility - Natural Gas Pipelines--0.4%
$1,205,000		Duke Capital Corp., Sr. Note, 6.25%, 2/15/2013	$1,160,381
3,750,000		Enbridge, Inc., Sr. Note, 5.60%, 4/1/2017	3,033,978
5,900,000		Kinder Morgan Energy Partners LP, 7.50%, 11/1/2010	5,818,190
1,650,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.80%, 3/15/2035	1,114,332
		TOTAL	11,126,881
		TOTAL CORPORATE BONDS (IDENTIFIED COST $834,066,425)	756,588,385
		ADJUSTABLE RATE MORTAGES--0.0%
		Federal National Mortgage Association--0.0%
34,241		FNMA ARM 681769, 4.547%, 1/1/2033	33,435
		Government National Mortgage Association--0.0%
2,998		GNMA2 ARM 80201, 30 Year, 5.375%, 5/20/2028	2,960
1,780		GNMA2 ARM 8717, 5.125%, 10/20/2025	1,732
		TOTAL	4,692
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $40,281)	38,127
		ASSET-BACKED SECURITIES--1.3%
		Commercial Mortgage--1.3%
15,950,000		Credit Suisse Mortgage Capital Certificate 2006-C4, Class AAB, 5.439%, 9/15/2039	11,977,857
12,000,000		Credit Suisse Mortgage Capital Certificate 2006-C4, Class AM, 5.509%, 9/15/2039	4,410,163
6,700,000		Merrill Lynch Mortgage Trust 2008-C1, Class AM, 6.266%, 2/12/2051	2,345,442
7,025,000		Morgan Stanley Capital I 2006-IQ12, Class A4, 5.332%, 12/15/2043	4,413,374
22,950,000		Morgan Stanley Capital, Inc. 2007-T27, Class A4, 5.80%, 6/13/2042	14,189,147
		TOTAL	37,335,983
		Home Equity Loan--0.0%
34,790	[1,2]	125 Home Loan Owner Trust 1998-1A, Class B1, 9.76%, 2/15/2029	26,093
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $63,173,320)	37,362,076
		GOVERNMENT AGENCIES--11.4%
1,500,000		Federal Farm Credit System, Bond, 3.875%, 5/7/2010	1,533,582
1,000,000		Federal Farm Credit System, Bond, 4.75%, 12/12/2013	1,066,069
1,500,000		Federal Farm Credit System, Bond, 6.03%, 12/29/2010	1,602,982
1,000,000		Federal Farm Credit System, Note, Series MTN, 6.82%, 3/16/2009	1,014,806
80,000,000	[3]	Federal Home Loan Bank System, 3.375%, 8/13/2010	80,994,608
45,000,000	[3]	Federal Home Loan Bank System, 3.625%, 10/18/2013	45,847,382
Principal Amount			Value
		GOVERNMENT AGENCIES--continued
$500,000		Federal Home Loan Bank System, 6.50%, 8/14/2009	$514,275
100,000		Federal Home Loan Bank System, Bond, 4.00%, 12/19/2011	100,304
140,000		Federal Home Loan Bank System, Bond, 7.625%, 5/14/2010	150,293
450,000		Federal Home Loan Bank System, Bond, Series 363, 4.50%, 11/15/2012	473,075
150,000		Federal Home Loan Bank System, Bond, Series 6309, 4.00%, 6/22/2009	151,421
60,000		Federal Home Loan Bank System, Bond, Series AL09, 5.52%, 1/20/2009	60,299
200,000		Federal Home Loan Bank System, Bond, Series PR18, 5.20%, 6/4/2018	199,532
535,000		Federal Home Loan Bank System, Series NV09, 6.50%, 11/13/2009	555,091
20,000,000		Federal Home Loan Mortgage Corp., 3.125%, 2/12/2010	20,207,564
40,000,000	[3]	Federal Home Loan Mortgage Corp., 4.875%, 6/13/2018	42,233,184
55,000,000		Federal Home Loan Mortgage Corp., 5.125%, 8/23/2010	57,483,179
200,000		Federal Home Loan Mortgage Corp., Note, 4.00%, 12/30/2013	198,671
400,000		Federal Home Loan Mortgage Corp., Note, 4.625%, 4/4/2013	423,804
15,000,000		Federal Home Loan Mortgage Corp., Note, Series MTN, 4.75%, 10/4/2010	15,594,311
100,000		Federal Home Loan Mortgage Corp., Unsecd. Note, 5.00%, 10/24/2014	100,110
40,000,000	[3]	Federal National Mortgage Association, 3.875%, 7/12/2013	41,590,364
5,780,000		Federal National Mortgage Association, Bond, 6.625%, 11/15/2030	7,232,748
150,000		Federal National Mortgage Association, Unsecd. Note, 4.125%, 4/29/2009	151,306
15,000		Housing and Urban Development, U.S. Gov't. Guarantee, Series 99-A, 6.33%, 8/1/2013	15,117
1,000,000		Tennessee Valley Authority, Series C, 6.00%, 3/15/2013	1,117,813
		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $309,617,333)	320,611,890
		GOVERNMENT/AGENCY--0.1%
		Sovereign--0.1%
3,500,000		United Mexican States, 6.625%, 3/3/2015 (IDENTIFIED COST $3,689,597)	3,417,575
		U.S. TREASURY--5.2%
		U.S. Treasury Bonds-0.6%
2,215,000	[4]	United States Treasury Bond, 5.25%, 11/15/2028	2,677,381
1,343,000		United States Treasury Bond, 6.00%, 2/15/2026	1,734,778
4,935,000	[4]	United States Treasury Bond, 6.125%, 11/15/2027	6,525,767
1,300,000	[4]	United States Treasury Bond, 6.25%, 8/15/2023	1,660,445
2,200,000		United States Treasury Bond, 6.50%, 11/15/2026	3,002,656
300,000		United States Treasury Bond, 6.75%, 8/15/2026	418,641
500,000		United States Treasury Bond, 7.25%, 5/15/2016	642,227
		TOTAL	16,661,895
Principal Amount			Value
		U.S. TREASURY--continued
		U.S. Treasury Notes-4.6%
$82,455,440	[3]	U.S. Treasury Inflation-Protected Note, 2.375%, 1/15/2017	$75,813,910
27,000,000	[3]	United States Treasury Note, 4.25%, 9/30/2012	30,061,757
6,700,000		United States Treasury Note, 4.50%, 11/30/2011	7,333,359
6,000,000		United States Treasury Note, 4.50%, 2/15/2016	6,834,140
7,035,000		United States Treasury Note, 4.75%, 8/15/2017	8,011,931
200,000		United States Treasury Note, 5.00%, 8/15/2011	222,164
300,000		United States Treasury Note, 6.00%, 8/15/2009	310,793
100,000		United States Treasury Note, 6.50%, 2/15/2010	106,832
		TOTAL	128,694,886
		TOTAL U.S. TREASURY (IDENTIFIED COST $138,432,372)	145,356,781
		MORTGAGE-BACKED SECURITIES--0.1%
		Federal Home Loan Mortgage Corporation--0.0%
394,060		Federal Home Loan Mortgage Corp., Pool E01157, 6.00%, 6/1/2017	404,052
159,366		Federal Home Loan Mortgage Corp., Pool E90152, 6.00%, 6/1/2017	163,412
40,179		Federal Home Loan Mortgage Corp., Pool M30261, 5.50%, 12/1/2016	42,164
		TOTAL	609,628
		Federal National Mortgage Association--0.1%
309,812		Federal National Mortgage Association, Pool 254805, 5.00%, 6/1/2013	312,918
189,451		Federal National Mortgage Association, Pool 255610, 6.00%, 12/1/2014	195,823
21,164		Federal National Mortgage Association, Pool 390900, 7.50%, 6/1/2012	21,770
602,850		Federal National Mortgage Association, Pool 720673, 5.00%, 6/1/2018	614,200
		TOTAL	1,144,711
		Government National Mortgage Association--0.0%
38,261		Government National Mortgage Association, Pool 412615, 7.50%, 6/15/2026	41,451
1,896		Government National Mortgage Association, Pool 432701, 8.00%, 6/15/2026	2,060
4,446		Government National Mortgage Association, Pool 433329, 7.50%, 12/15/2026	4,817
1,479		Government National Mortgage Association, Pool 433505, 7.50%, 4/15/2027	1,602
3,142		Government National Mortgage Association, Pool 444274, 7.50%, 1/15/2027	3,410
351		Government National Mortgage Association, Pool 446820, 8.00%, 8/15/2027	382
261,921		Government National Mortgage Association, Pool 456873, 6.50%, 5/15/2028	276,953
9,211		Government National Mortgage Association, Pool 460881, 7.00%, 7/15/2028	9,560
Principal Amount			Value
		MORTGAGE-BACKED SECURITIES--continued
		Government National Mortgage Association--continued
$9,824		Government National Mortgage Association, Pool 468225, 6.50%, 9/15/2028	$10,386
1,801		Government National Mortgage Association, Pool 571225, 6.50%, 10/15/2031	1,902
417,194		Government National Mortgage Association, Pool 615490, 4.50%, 8/15/2033	413,560
104,214		Government National Mortgage Association, Pool 780626, 7.00%, 8/15/2027	108,163
		TOTAL	874,246
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $2,566,586)	2,628,585
		COLLATERALIZED MORTGAGE OBLIGATIONS-3.0%
		Commercial Mortgage-3.0%
18,800,000		Banc of America Commercial Mortgage, Inc. 2007-1, Class A2, 5.381%, 1/15/2049	13,805,218
5,000,000		Banc of America Commercial Mortgage, Inc. 2007-4, Class A4, 5.94%, 2/10/2051	3,107,982
10,800,000		CS First Boston Mortgage Securities Corp. 2005-C6, Class A2FX, 5.207%, 12/15/2040	9,278,906
20,000,000		Citigroup/Deutsche Bank Commercial Mortgage 2007-CD4, Class A3, 5.293%, 12/11/2049	12,161,548
22,260,000		Citigroup/Deutsche Bank Commercial Mortgage 2007-CD5, Class A4, 5.886%, 11/15/2044	13,828,201
7,120,000		JPMorgan Chase Commercial Mortgage Securities 2007-CB19, Class A2, 5.815%, 2/12/2049	5,126,969
16,000,000		LB-UBS Commercial Mortgage Trust 2008-C1, Class A2, 6.317%, 4/15/2041	10,155,832
3,000,000		Merrill Lynch Mortgage Trust 2008-C1, Class A2, 5.425%, 2/12/2051	2,055,883
10,000,000		Merrill Lynch/Countrywide Commercial Mortgage 2007-6, Class A2, 5.331%, 3/12/2051	7,248,153
10,000,000		Merrill Lynch/Countrywide Commercial Mortgage 2007-6, Class A4, 5.485%, 3/12/2051	6,122,587
		TOTAL	82,891,279
		Federal National Mortgage Association--0.0%
23,119		Federal National Mortgage Association REMIC 1988-16 B, 9.50%, 6/25/2018	25,328
10,074		Federal National Mortgage Association REMIC 1989-35 G, 9.50%, 7/25/2019	11,159
		TOTAL	36,487
Principal Amount or Shares			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS-continued
		Non-Agency Mortgage--0.0%
$9,426	[1,2]	SMFC Trust Asset-Backed Certificates, 1997-A, Class 4, 6.342%, 1/28/2027	$6,127
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $123,534,832)	82,933,893
		MUTUAL FUNDS--61.6% [5]
138,215,528		Federated Mortgage Core Portfolio	1,347,601,402
28,990,345		High Yield Bond Portfolio	126,397,903
259,906,536	[6,7]	Prime Value Obligations Fund, Institutional Shares, 2.35%	259,906,536
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $1,791,138,515)	1,733,905,841
		TOTAL INVESTMENTS--109.6% (IDENTIFIED COST $3,266,259,261) [8]	3,082,843,153
		OTHER ASSETS AND LIABILITIES - NET--(9.6)% [9]	(269,232,556)
		TOTAL NET ASSETS--100.0%	$2,813,610,597

At November 30, 2008, the Fund had the following open futures contracts:

Descriptions Descriptions		Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
[10]	Germany Euro Bund Eurex Deutschland Long Futures	650	$ 78,955,500	December 2008	$6,312,247
[10]	Germany Euro Schatz Eurex Deutschland Long Futures	1,390	$148,090,600	December 2008	$2,999,570
[10]	U.S. Treasury Notes 2 Year Short Futures	465	$100,817,813	March 2009	$ (538,661)
[10]	U.S. Treasury Bonds 30 Year Short Futures	280	$ 35,695,625	March 2009	$ (388,030)
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS					$8,385,126

At November 30, 2008, the Fund had the following open swap contracts:

Credit Default Swaps Counterparty	Reference Entity	Buy/Sell	Pay/ Re- ceive Fixed Rate	Expira- tion Date	Implied Credit Spread at 11/30/2008 [11]	Notional Amount	Market Value	Upfront Premium Paid/ (Received)	Unrealized Appre- ciation
Banc of America Securities LLC	Series 10 High Yield CDX Index	Sell	5.00%	6/20/2013	4.50%	$ 60,000,000	(13,256,468)	(14,400,000)	$1,143,532
Merrill Lynch, Pierce, Fenner & Smith	Series 10 Investment Grade Index	Sell	1.55%	6/20/2013	1.42%	$131,760,000	(5,118,424)	(5,823,789)	$ 705,365
TOTAL UNREALIZED APPRECIATION OF CREDIT DEFAULT SWAPS									$1,848,897

Net Unrealized Appreciation on Futures Contracts and Swap Contracts is included in "Other Assets and Liabilities--Net".

1 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At November 30, 2008, these restricted securities amounted to $50,956,403, which represented 1.8% of total net assets.

2 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the "Directors"). At November 30, 2008, these liquid restricted securities amounted to $50,956,403, which represented 1.8% of total net assets.

3 All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.

4 Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.

5 Affiliated companies.

6 All or a portion of this security is held as collateral for securities lending.

7 7-Day net yield.

8 The cost of investments for federal tax purposes amounts to $3,267,924,497.

9 Assets other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

10 Non-income-producing security.

11 Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as "Defaulted" indicates a credit event has occurred for the referenced entity or obligation.

Note: The categories of investments are shown as a percentage of total net assets at November 30, 2008.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1--quoted prices in active markets for identical securities

Level 2--other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3--significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of November 30, 2008, in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments *
Level 1--Quoted Prices	$1,733,905,841	$ 8,385,126
Level 2--Other Significant Observable Inputs	$1,348,937,312	$(18,374,892)
Level 3--Significant Unobservable Inputs	--	--
TOTAL	$3,082,843,153	$ (9,989,766)

* Other financial instruments include futures contracts and swap contracts.

The following acronyms are used throughout this portfolio:

ARM	--Adjustable Rate Mortgage
FNMA	--Federal National Mortgage Association
GNMA	--Government National Mortgage Association
MTN	--Medium Term Note
REITs	--Real Estate Investments Trusts
REMIC	--Real Estate Mortgage Investment Conduit

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

November 30, 2008

Assets:
Total investments in securities, including $1,733,905,841 of investments in affiliated issuers (Note 5) and $231,362,150 of securities loaned (identified cost $3,266,259,261)		$3,082,843,153
Cash		38
Income receivable		18,622,442
Income receivable from affiliated issuers		1,190,800
Receivable for shares sold		6,512,030
Receivable for periodic payments from swap contracts		980,443
TOTAL ASSETS		3,110,148,906
Liabilities:
Payable for investments purchased	$25,428,531
Payable for shares redeemed	4,411,287
Income distribution payable	6,281,592
Payable for daily variation margin	292,560
Swaps, at value (premium received $20,223,789)	18,374,892
Payable for collateral due to broker for securities loaned	240,978,000
Payable for distribution services fee (Note 5)	185,573
Payable for shareholder services fee (Note 5)	220,840
Accrued expenses	365,034
TOTAL LIABILITIES		296,538,309
Net assets for 286,100,231 shares outstanding		$2,813,610,597
Net Assets Consist of:
Paid-in capital		$3,016,041,034
Net unrealized depreciation of investments, futures contracts, swap contracts and translation of assets and liabilities in foreign currency		(173,203,467)
Accumulated net realized loss on investments, futures contracts, swap contracts and foreign currency transactions		(30,340,710)
Undistributed net investment income		1,113,740
TOTAL NET ASSETS		$2,813,610,597

Statement of Assets and Liabilities - continued

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
Net asset value per share ($1,292,719,871 ÷ 131,450,150 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$9.83
Offering price per share	$9.83
Redemption proceeds per share	$9.83
Institutional Service Shares:
Net asset value per share ($1,084,230,970 ÷ 110,242,652 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$9.83
Offering price per share	$9.83
Redemption proceeds per share	$9.83
Class A Shares:
Net asset value per share ($257,233,650 ÷ 26,159,929 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$9.83
Offering price per share (100/95.50 of $9.83) [1]	$10.29
Redemption proceeds per share	$9.83
Class B Shares:
Net asset value per share ($29,277,616 ÷ 2,977,685 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$9.83
Offering price per share	$9.83
Redemption proceeds per share (94.50/100 of $9.83) [1]	$9.29
Class C Shares:
Net asset value per share ($49,249,928 ÷ 5,008,597 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$9.83
Offering price per share	$9.83
Redemption proceeds per share (99.00/100 of $9.83) [1]	$9.73
Class K Shares:
Net asset value per share ($100,898,562 ÷ 10,261,218 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$9.83
Offering price per share	$9.83
Redemption proceeds per share	$9.83

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended November 30, 2008

Investment Income:
Dividends received from affiliated issuers (Note 5)		$82,540,510
Interest (including income on securities loaned $3,048,984)		65,718,564
Investment income allocated from affiliated partnership (Note 2 and Note 5)		2,672,446
TOTAL INCOME		150,931,520
Expenses:
Investment adviser fee (Note 5)	$10,462,690
Administrative personnel and services fee (Note 5)	2,044,783
Custodian fees	104,272
Transfer and dividend disbursing agent fees and expenses--Institutional Shares	295,506
Transfer and dividend disbursing agent fees and expenses--Institutional Service Shares	332,394
Transfer and dividend disbursing agent fees and expenses--Class A Shares	124,244
Transfer and dividend disbursing agent fees and expenses--Class B Shares	28,993
Transfer and dividend disbursing agent fees and expenses--Class C Shares	30,183
Transfer and dividend disbursing agent fees and expenses--Class K Shares	253,852
Directors'/Trustees' fees	23,218
Auditing fees	24,000
Legal fees	18,059
Portfolio accounting fees	243,523
Distribution services fee--Institutional Service Shares (Note 5)	2,294,723
Distribution services fee--Class A Shares (Note 5)	613,758
Distribution services fee--Class B Shares (Note 5)	235,787
Distribution services fee--Class C Shares (Note 5)	342,857
Distribution services fee--Class K Shares (Note 5)	472,765
Shareholder services fee--Institutional Service Shares (Note 5)	1,871,990
Shareholder services fee--Class A Shares (Note 5)	599,748
Shareholder services fee--Class B Shares (Note 5)	78,596
Shareholder services fee--Class C Shares (Note 5)	89,638
Account administration fee--Institutional Service Shares	377,994
Account administration fee--Class A Shares	11,572

Statement of Operations - continued

Year Ended November 30, 2008

Expenses-continued:
Account administration fee--Class C Shares		$22,756
Share registration costs		158,505
Printing and postage		124,444
Insurance premiums		8,364
Taxes		139,494
Miscellaneous		15,090
EXPENSES BEFORE ALLOCATION		21,443,798
Expenses allocated from affiliated partnership (Note 2)		18,747
TOTAL EXPENSES		21,462,545
Waivers and Reimbursements (Note 5):
Waiver/reimbursement of investment adviser fee	$(4,510,832)
Waiver of administrative personnel and services fee	(53,468)
Reimbursement of transfer and dividend disbursing agent fee and expenses--Institutional Shares	(58,193)
Reimbursement of transfer and dividend disbursing agent fee and expenses--Institutional Service Shares	(166,265)
Reimbursement of transfer and dividend disbursing agent fee and expenses--Class K Shares	(225)
Waiver of distribution services fee--Institutional Service Shares	(1,835,779)
TOTAL WAIVERS AND REIMBURSEMENTS		(6,624,762)
Net expenses			$14,837,783
Net investment income			136,093,737
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Swap Contracts and Foreign Currency Transactions:
Net realized loss on investments (including realized loss of $2,587,720 on sales of investments in affiliated issuers (Note 5))			(14,260,886)
Net realized gain on futures contracts			13,456,269
Net realized loss on swaps contracts			(26,057,175)
Net realized loss on investments and foreign currency transactions allocated from affiliated partnership (Note 2)			(780,902)
Net change in unrealized depreciation of futures contracts			8,416,335
Net change in unrealized appreciation of swap contracts			1,701,864
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			(223,264,930)
Net realized and unrealized loss on investments, futures contracts, swap contracts and foreign currency transactions			(240,789,425)
Change in net assets resulting from operations			$(104,695,688)

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended November 30	2008	2007
Increase (Decrease) in Net Assets
Operations:
Net investment income	$136,093,737	$98,838,450
Net realized gain (loss) on investments, including allocation from partnership, futures contracts, swap contracts and foreign currency transactions	(27,642,694)	11,826,768
Net change in unrealized appreciation/depreciation of investments, futures contracts, swap contracts and translation of assets and liabilities in foreign currency	(213,146,731)	10,498,832
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(104,695,688)	121,164,050
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(69,629,319)	(51,412,254)
Institutional Service Shares	(47,313,787)	(34,859,944)
Class A Shares	(12,036,959)	(8,139,632)
Class B Shares	(1,370,865)	(1,476,394)
Class C Shares	(2,007,736)	(1,764,281)
Class K Shares	(4,432,831)	(2,730,689)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(136,791,497)	(100,383,194)
Share Transactions:
Proceeds from sale of shares	1,613,612,668	1,094,371,012
Net asset value of shares issued to shareholders in payment of distributions declared	65,105,496	47,230,750
Cost of shares redeemed	(900,150,115)	(607,648,038)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	778,568,049	533,953,724
Change in net assets	537,080,864	554,734,580
Net Assets:
Beginning of period	2,276,529,733	1,721,795,153
End of period (including undistributed net investment income of $1,113,740 and $1,259,500, respectively)	$2,813,610,597	$2,276,529,733

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

November 30, 2008

1. ORGANIZATION

Federated Total Return Series, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Corporation consists of three portfolios. The financial statements included herein are only those of Federated Total Return Bond Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers six classes of shares: Institutional Shares, Institutional Service Shares, Class A Shares, Class B Shares, Class C Shares and Class K Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of Institutional Shares and Institutional Service Shares are presented separately. The investment objective of the Fund is to provide total return.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Directors.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price on their principal exchange or market.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Directors have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a "bid" evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a "mid" evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.

The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Directors have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Directors.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund may invest in portfolios of Federated Core Trust (Core Trust), which is managed by Federated Investment Management Company, the Fund's adviser. Core Trust is an open-end management investment company, registered under the Act, available only to registered investment companies and other institutional investors. The investment objective of High Yield Bond Portfolio, a portfolio of Core Trust, is to seek high current income. The investment objective of Federated Mortgage Core Portfolio, a portfolio of Core Trust, is to achieve total return. Federated Investors, Inc. receives no advisory or administrative fees from the Funds within the Core Trust. Income distributions from Core Trust are declared daily and paid monthly, and are recorded by the Fund as dividend income. Capital gain distributions, if any, from Core Trust are declared and paid annually, and are recorded by the Fund as capital gains. The performance of the Fund is directly affected by the performance of the Core Trust. A copy of the Core Trust's financial statements is available on the EDGAR Database on the SEC's website or upon request from the Fund.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their marke value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Inflation adjustments on Treasury Inflation-Protected Securities are included in interest income. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Institutional Shares, Institutional Service Shares, Class A Shares, Class B Shares, Class C Shares and Class K Shares may bear distribution services fees, shareholder services fees, account administration fees and certain transfer and dividend disbursing agent fees unique to those classes. Dividends are declared separately for each class. The Fund may also invest in Emerging Markets Fixed Income Core Fund (EMCORE), a portfolio of Federated Core Trust II, L.P. which is a limited partnership established under the laws of the state of Delaware. The Fund records daily its proportionate share of income, expenses, realized and unrealized gains and losses from EMCORE. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization/Paydown Gains and Losses

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. The Fund adopted the provisions of Financial Accounting Standards Board (FASB) Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes," on December 1, 2007. As of and during the year ended November 30, 2008, the Fund did not have a liability for any unrecognized tax expenses. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of November 30, 2008, tax years 2005 through 2008 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America, the state of Maryland and the commonwealth of Pennsylvania.

Other Taxes

As an open-end management investment company incorporated in the state of Maryland but domiciled in the commonwealth of Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Swap Contracts

Swap contracts involve two parties that agree to exchange the returns (or the differential in rates of return) earned or realized on particular predetermined investments, instruments, indices or other measures. The gross returns to be exchanged or "swapped" between parties are generally calculated with respect to a "notional amount" for a predetermined period of time. The Fund may enter into interest rate, total return, credit default and other swap agreements. The Fund uses credit default swaps to manage exposure to a given issuer or sector by either selling protection to increase exposure, or buying protection to reduce exposure. The "buyer" in a credit default swap is obligated to pay the "seller" a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or the "par value," of the reference obligation in exchange for the reference obligation. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is typically determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specific valuation method, are used to calculate the settlement value. The maximum amount of the payment that may occur, as a result of a credit event payable by the protection seller, is equal to the notional amount of the underlying index or security. The Fund's maximum exposure to loss of the notional value of credit default swaps outstanding at November 30, 2008 is $191,760,000. Risks may arise upon entering into swap agreements from the potential inability of the counterparties to meet the terms of their contract from unanticipated changes in the value of the swap agreement.

Upfront payments received or paid by the Fund will be reflected as an asset or liability on the Statement of Assets and Liabilities. Changes in the value of swap contracts are included in swaps, at value, on the Statement of Assets and Liabilities, and periodic payments are reported as Net realized loss on swap contracts in the Statement of Operations. For the year ended November 30, 2008, the Fund had a net realized loss on swap contracts of $26,057,175.

Swap contracts outstanding at period end are listed after the Fund's portfolio of investments.

Futures Contracts

The Fund purchases and sells financial futures contracts to manage cashflows, enhance yield and to potentially reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. For the year ended November 30, 2008, the Fund had a net realized gain on futures contracts of $13,456,269.

Futures contracts outstanding at period end are listed after the Fund's portfolio of investments.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Securities Lending

The Fund participates in a securities lending program providing for the lending of government securities to qualified brokers. The Fund normally receives cash collateral for securities loaned that is invested in an affiliated money market fund or invested in short-term securities including repurchase agreements. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of November 30, 2008, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Market Value of Collateral
$231,362,150	$240,978,000

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Directors.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis.

3. CAPITAL STOCK

The following tables summarize capital stock activity:

Year Ended November 30	2008		2007
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	60,364,599	$635,401,913	56,928,403	$598,947,721
Shares issued to shareholders in payment of distributions declared	1,549,714	16,149,019	1,195,005	12,578,378
Shares redeemed	(37,641,424)	(392,258,123)	(27,188,847)	(285,788,913)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	24,272,889	$259,292,809	30,934,561	$325,737,186

Year Ended November 30	2008		2007
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	67,090,361	$699,771,045	30,691,047	$321,560,466
Shares issued to shareholders in payment of distributions declared	3,079,236	32,001,318	2,174,541	22,891,007
Shares redeemed	(30,398,897)	(316,197,243)	(22,834,759)	(239,728,467)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	39,770,700	$415,575,120	10,030,829	$104,723,006

Year Ended November 30	2008		2007
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	17,314,767	$180,039,674	10,727,840	$112,880,026
Shares issued to shareholders in payment of distributions declared	989,039	10,325,220	646,186	6,803,102
Shares redeemed	(12,064,296)	(124,665,987)	(4,346,455)	(45,690,438)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	6,239,510	$65,698,907	7,027,571	$73,992,690

Year Ended November 30	2008		2007
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	817,712	$8,524,818	294,627	$3,099,414
Shares issued to shareholders in payment of distributions declared	107,308	1,123,137	112,404	1,183,491
Shares redeemed	(941,764)	(9,811,367)	(1,051,917)	(11,063,533)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(16,744)	$(163,412)	(644,886)	$(6,780,628)

Year Ended November 30	2008		2007
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	2,425,332	$25,157,992	1,288,383	$13,557,257
Shares issued to shareholders in payment of distributions declared	110,719	1,156,803	100,856	1,061,984
Shares redeemed	(1,554,449)	(16,183,155)	(1,183,221)	(12,461,847)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	981,602	$10,131,640	206,018	$2,157,394

Year Ended November 30	2008		2007
Class K Shares:	Shares	Amount	Shares	Amount
Shares sold	6,161,539	$64,717,226	4,209,880	$44,326,128
Shares issued to shareholders in payment of distributions declared	416,588	4,349,999	257,570	2,712,788
Shares redeemed	(3,913,390)	(41,034,240)	(1,229,379)	(12,914,840)
NET CHANGE RESULTING FROM CLASS K SHARE TRANSACTIONS	2,664,737	$28,032,985	3,238,071	$34,124,076
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	73,912,694	$778,568,049	50,792,164	$533,953,724

4. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due in part to differing treatments for foreign currency transactions, discount accretion/premium amortization on debt securities, swap contract adjustments and allocated income from partnerships.

For the year ended November 30, 2008, permanent differences identified and reclassified among the components of net assets were as follows:

Increase (Decrease)
Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gains (Loss)
$552,000	$(552,000)

Net investment income (loss), net realized gains (losses) and net assets were not affected by this reclassification.

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended November 30, 2008 and 2007, was as follows:

	2008	2007
Ordinary income	$136,791,497	$100,383,194

As of November 30, 2008, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$2,961,551
Net unrealized depreciation	$(175,790,909)
Capital loss carryforwards	$(29,601,079)

The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable in part to differing treatments for the deferral of losses on wash sales, discount accretion/premium amortization on debt securities, partnership adjustments and defaulted bonds.

At November 30, 2008, the cost of investments for federal tax purposes was $3,267,924,497. The net unrealized depreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from changes in foreign currency exchange rates, futures contracts and swap contracts was $185,081,344. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $35,234,231 and net unrealized depreciation from investments for those securities having an excess of cost over value of $220,315,575.

At November 30, 2008, the Fund had a capital loss carryforward of $29,601,079 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2014	$ 806,536
2016	$28,794,543

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the "Adviser"). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund's average daily net assets. Effective January 31, 2009, the advisory agreement between the Fund and the Adviser will provide for an annual fee equal to 0.30% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended November 30, 2008, the Adviser voluntarily waived $4,134,981 of its fee. In addition, an affiliate of the Adviser reimbursed $224,683 of transfer and dividend disbursing agent fees and expenses.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended November 30, 2008, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $53,468 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Institutional Service Shares, Class A Shares, Class B Shares, Class C Shares and Class K Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Institutional Service Shares	0.25%
Class A Shares	0.25%
Class B Shares	0.75%
Class C Shares	0.75%
Class K Shares	0.50%

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended November 30, 2008, FSC voluntarily waived $1,835,779 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended November 30, 2008, FSC retained $1,124,734 of fees paid by the Fund.

Sales Charges

For the year ended November 30, 2008, FSC retained $31,042 in sales charges from the sale of Class A Shares. FSC also retained $2,484 of contingent deferred sales charges relating to redemptions of Class C Shares. See "What Do Shares Cost?" in the Prospectus.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Institutional Shares, Institutional Service Shares, Class A Shares, Class B Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the year ended November 30, 2008, FSSC did not receive any fees paid by the Fund. On November 15, 2007, the Fund's Directors approved an amendment to the shareholder services agreement to reduce the shareholder services fee for the Fund's Institutional Shares from up to 0.25% to 0.00%. The amendment to the shareholder services agreement became effective for the Fund's Institutional Shares on January 31, 2008. For the year ended November 30, 2008, the Fund's Institutional Shares did not incur a shareholder services fee.

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total operating expenses (as shown in the financial highlights, but excluding expenses allocated from partnerships), paid by the Fund's Institutional Shares, Institutional Service Shares, Class A Shares, Class B Shares, Class C Shares and Class K Shares (after the voluntary waivers and reimbursements) will not exceed 0.35%, 0.65%, 0.90%, 1.45%, 1.45% and 1.10%, respectively, for the fiscal year ending November 30, 2009. Although these actions are voluntary, the Adviser and its affiliates have agreed to continue these waivers and/or reimbursements at least through January 31, 2010.

General

Certain of the Officers and Directors of the Fund are Officers and Directors or Trustees of the above companies.

Transactions with Affiliated Companies

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the year ended November 30, 2008, the Adviser reimbursed $375,851. Transactions with affiliated companies during the year ended November 30, 2008 were as follows:

Affiliates	Balance of Shares Held 11/30/2007	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 11/30/2008	Value	Dividend Income/ Allocated Investment Income
Emerging Markets Fixed Income Core Fund	2,081,814	224,086	2,305,900	--	$ --	$ 2,672,446
Federated Mortgage Core Portfolio	95,277,160	51,709,969	8,771,601	138,215,528	$1,347,601,402	$68,909,156
High Yield Bond Portfolio	17,665,232	11,325,113	--	28,990,345	$ 126,397,903	$11,557,200
Prime Value Obligations Fund, Institutional Shares	519,822,635	3,149,756,976	3,409,673,075	259,906,536	$ 259,906,536	$ 2,074,154
TOTAL OF AFFILIATED TRANSACTIONS	634,846,841	3,213,016,144	3,420,750,576	427,112,409	$1,733,905,841	$85,212,956

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended November 30, 2008, were as follows:

Purchases	$1,136,327,884
Sales	$183,875,985

7. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of November 30, 2008, there were no outstanding loans. During the year ended November 30, 2008, the Fund did not utilize the LOC.

8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of November 30, 2008, there were no outstanding loans. During the year ended November 30, 2008, the program was not utilized.

9. LEGAL PROCEEDINGS

Since October 2003, Federated Investors, Inc. and related entities (collectively, "Federated") and various Federated funds ("Federated Funds") have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Federated Funds from the SEC, the Office of the New York State Attorney General ("NYAG") and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds and their respective counsel have been defending this litigation and none of the Federated Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Federated Fund redemptions, reduced sales of Federated Fund shares or other adverse consequences for the Federated Funds.

10. RECENT ACCOUNTING PRONOUNCEMENTS

In March 2008, FASB released Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" (FAS 161). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of adopting FAS 161 and its impact on the financial statements and the accompanying notes.

In addition, the Fund has adopted FASB Staff Position No. 133-1 and FIN 45-4, "Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45" (FAS 133). The amendments require additional disclosure relating to credit derivatives. All changes to accounting policies have been made in accordance with the amendments and incorporated for the current period.

Report of Independent Registered Public Accounting Firm

TO THE BOARD OF DIRECTORS OF FEDERATED TOTAL RETURN SERIES, INC. AND SHAREHOLDERS OF FEDERATED TOTAL RETURN BOND FUND:

We have audited the accompanying statement of assets and liabilities of Federated Total Return Bond Fund (the "Fund") (one of the portfolios constituting Federated Total Return Series, Inc.), including the portfolio of investments, as of November 30, 2008, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the year ended November 30, 2004 was audited by another independent registered public accounting firm whose report, dated January 21, 2005, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of November 30, 2008, by correspondence with the custodian and brokers or by other auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Total Return Bond Fund, a portfolio of Federated Total Return Series, Inc., at November 30, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the four years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Ernst & Young LLP

Boston, Massachusetts
January 16, 2009

Board of Directors and Corporation Officers

The Board is responsible for managing the Corporation's business affairs and for exercising all the Corporation's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Board members listed is 4000 Ericsson Drive Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2008, the Corporation comprised three portfolios, and the Federated Fund Complex consisted of 40 investment companies (comprising 149 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Corporation Directors and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED DIRECTORS BACKGROUND

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 DIRECTOR Began serving: October 1993	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Complex's Executive Committee.

Previous Positions: Chairman of the Federated Fund Complex; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND DIRECTOR Began serving: March 1995	Principal Occupations: Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.

INDEPENDENT DIRECTORS BACKGROUND

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 DIRECTOR Began serving: November 1994	Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position: Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 DIRECTOR Began serving: October 1993	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida; Assistant Professor in Theology at Barry University and Blessed Edmund Rice School for Pastoral Ministry.

Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Nicholas P. Constantakis Birth Date: September 3, 1939 DIRECTOR Began serving: February 1998	Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director and Chairman of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position: Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 DIRECTOR Began serving: April 1999	Principal Occupations: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions: Director, QSGI, Inc. (technology services company); Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Peter E. Madden Birth Date: March 16, 1942 DIRECTOR Began serving: October 1993	Principal Occupation: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Complex.

Other Directorships Held: Board of Overseers, Babson College.

Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 DIRECTOR Began serving: April 1999	Principal Occupations: Director or Trustee of the Federated Fund Complex; Management Consultant.

Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President DVC Group, Inc. (marketing, communications and technology).

R. James Nicholson Birth Date: February 4, 1938 DIRECTOR Began serving: January 2008	Principal Occupations: Director or Trustee of the Federated Fund Complex; Senior Counsel, Brownstein Hyatt Farber Schrek, P.C.; Former Secretary of the U.S. Dept. of Veterans Affairs; Former U.S. Ambassador to the Holy See; Former Chairman of the Republican National Committee.

Other Directorships Held: Director, Horatio Alger Association.

Previous Positions: Colonel, U.S. Army Reserve; Partner, Calkins, Kramer, Grimshaw and Harring, P.C.; General Counsel, Colorado Association of Housing and Building; Chairman and CEO, Nicholson Enterprises, Inc. (real estate holding company); Chairman and CEO, Renaissance Homes of Colorado.

Thomas M. O'Neill Birth Date: June 14, 1951 DIRECTOR Began serving: October 2006	Principal Occupations: Director or Trustee of the Federated Fund Complex; Managing Director and Partner, Navigator Management Company, L.P. (investment and strategic consulting).

Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College.

Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank.

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John S. Walsh Birth Date: November 28, 1957 DIRECTOR Began serving: April 1999	Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position: Vice President, Walsh & Kelly, Inc.

James F. Will Birth Date: October 12, 1938 DIRECTOR Began serving: April 2006	Principal Occupations: Director or Trustee of the Federated Fund Complex; formerly, Vice Chancellor and President, Saint Vincent College.

Other Directorships Held: Trustee, Saint Vincent College; Alleghany Corporation.

Previous Positions: Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.

OFFICERS

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: November 1993	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.

Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.

Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Brian P. Bouda Birth Date: February 28, 1947 SENIOR VICE PRESIDENT AND CHIEF COMPLIANCE OFFICER Began serving: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Complex; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.

Robert J. Ostrowski Birth Date: April 26, 1963 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Robert J. Ostrowski joined Federated in 1987 as an Investment Analyst and became a Portfolio Manager in 1990. He was named Chief Investment Officer of taxable fixed-income products in 2004 and also serves as a Senior Portfolio Manager. He has been a Senior Vice President of the Fund's Adviser since 1997. Mr. Ostrowski is a Chartered Financial Analyst. He received his M.S. in Industrial Administration from Carnegie Mellon University.

Joseph M. Balestrino Birth Date: November 3, 1954 VICE PRESIDENT Began serving: November 1998	Principal Occupations: Joseph M. Balestrino has been the Fund's portfolio manager since September 1996. He is Vice President of the Corporation. Mr. Balestrino joined Federated in 1986 and has been a Senior Portfolio Manager and Senior Vice President of the Fund's Adviser since 1998. He was a Portfolio Manager and a Vice President of the Fund's Adviser from 1995 to 1998. Mr. Balestrino served as a Portfolio Manager and an Assistant Vice President of the Adviser from 1993 to 1995. Mr. Balestrino is a Chartered Financial Analyst and received his Master's Degree in Urban and Regional Planning from the University of Pittsburgh.

Evaluation and Approval of Advisory
Contract - May 2008

FEDERATED TOTAL RETURN BOND FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2008. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; and different portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

For both the one- and three-year periods ending December 31, 2007, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the Fund's most recently completed fiscal year, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under "Related Information," then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" under "Related Information," then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Portfolio Holdings" link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated
World-Class Investment Manager

Federated Total Return Bond Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31428Q820
Cusip 31428Q812
Cusip 31428Q796
Cusip 31428Q770

28142 (1/09)

Federated is a registered mark of Federated Investors, Inc. 2009 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated Total Return Bond Fund

A Portfolio of Federated Total Return Series, Inc.

ANNUAL SHAREHOLDER REPORT

November 30, 2008

Institutional Shares
Institutional Service Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF DIRECTORS AND CORPORATION OFFICERS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Institutional Shares

(For a Share Outstanding Throughout Each Period)

Year Ended November 30	2008	2007	2006	2005 [1]	2004
Net Asset Value, Beginning of Period	$10.73	$10.67	$10.52	$10.79	$10.75
Income From Investment Operations:
Net investment income	0.57	0.56	0.53	0.51	0.52 [2]
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts and foreign currency transactions	(0.90)	0.06	0.15	(0.26)	0.04
TOTAL FROM INVESTMENT OPERATIONS	(0.33)	0.62	0.68	0.25	0.56
Less Distributions:
Distributions from net investment income	(0.57)	(0.56)	(0.53)	(0.52)	(0.52)
Net Asset Value, End of Period	$9.83	$10.73	$10.67	$10.52	$10.79
Total Return [3]	(3.26)%	6.09%	6.70%	2.32%	5.35%

Ratios to Average Net Assets:
Net expenses	0.36%	0.36%	0.35%	0.35%	0.36%
Net investment income	5.41%	5.29%	4.92%	4.79%	4.82%
Expense waiver/reimbursement [4]	0.17%	0.20%	0.31%	0.46%	0.49%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,292,720	$1,149,888	$813,367	$605,292	$532,223
Portfolio turnover	45%	36%	56%	37%	16%

1 Beginning with the year ended November 30, 2005, the Fund was audited by Ernst & Young LLP. The previous year was audited by another independent registered public accounting firm.

2 Per share number has been calculated using the average shares method.

3 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

Year Ended November 30	2008	2007	2006	2005	[1]	2004
Net Asset Value, Beginning of Period	$10.73	$10.67	$10.52	$10.79		$10.75
Income From Investment Operations:
Net investment income	0.54	0.52	0.50	0.48		0.49 [2]
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts and foreign currency transactions	(0.90)	0.07	0.15	(0.26)		0.04
TOTAL FROM INVESTMENT OPERATIONS	(0.36)	0.59	0.65	0.22		0.53
Less Distributions:
Distributions from net investment income	(0.54)	(0.53)	(0.50)	(0.49)		(0.49)
Net Asset Value, End of Period	$9.83	$10.73	$10.67	$10.52		$10.79
Total Return [3]	(3.55)%	5.79%	6.39%	2.03	% [4]	5.03%

Ratios to Average Net Assets:
Net expenses	0.65%	0.64%	0.65%	0.64%		0.66%
Net investment income	5.13%	4.99%	4.61%	4.49%		4.52%
Expense waiver/reimbursement [5]	0.39%	0.40%	0.42%	0.44%		0.45%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,084,231	$756,089	$644,797	$612,226		$624,721
Portfolio turnover	45%	36%	56%	37%		16%

1 Beginning with the year ended November 30, 2005, the Fund was audited by Ernst & Young LLP. The previous year was audited by another independent registered public accounting firm.

2 Per share number has been calculated using the average shares method.

3 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.

4 During the year ended November 30, 2005, the Fund was reimbursed by an affiliated shareholder services provider, which had an impact of 0.01% on the total return.

5 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2008 to November 30, 2008.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 6/1/2008	Ending Account Value 11/30/2008	Expenses Paid During Period [1]
Actual:
Institutional Shares	$1,000	$ 951.60	$1.71
Institutional Service Shares	$1,000	$ 950.20	$3.17
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,023.25	$1.77
Institutional Service Shares	$1,000	$1,021.75	$3.29

1 Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Institutional Shares	0.35%
Institutional Service Shares	0.65%

Management's Discussion of Fund Performance

The fund's total return, based on net asset value for the 12-month reporting period ended November 30, 2008 was (3.26)% for the Institutional Shares and (3.55)% for Institutional Service Shares. The total return of the Barclays Capital U.S. Aggregate Bond Index, a broad-based securities market index ("BCAB") 1 was 1.74% during the 12-month reporting period. The total return for the Lipper Intermediate Investment Grade Debt Category Average 2 was (7.66)% during the 12-month reporting period. The fund's total return for the most recently completed fiscal year reflected actual cash flows, transactions costs and other expenses, which were not reflected in the total return of the BCAB.

The following discussion will focus on the performance of the fund's Institutional Shares. During the period, the most significant factors affecting the fund's performance relative to the BCAB were: (1) the allocation of the portfolio among securities of similar types of issues (referred to as "sectors"); (2) individual security selection within various sectors; and (3) duration, which indicates the portfolio's price sensitivity to interest rates.

1 The BCAB is an unmanaged index composed of securities from the Barclays Capital Government/Credit total Index, Mortgage-Backed Securities Index and the Asset Backed Securities Index. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Investments cannot be made in an index.

2 Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling into the category indicated. These figures do not reflect sales charges.

MARKET OVERVIEW

The fiscal year can be characterized as a period of global economic recession accompanied by an extreme flight to quality in all financial markets. Domestically, U.S. monetary authorities ranging from the Federal Reserve Board (the "Fed"), the U.S. Treasury and the FDIC all implemented unprecedented action geared toward unfreezing the financial markets. Credit became largely unavailable to medium and lower quality borrowers, both consumers and businesses. The Fed lowered the federal funds target rate from 4.50% to 1.00% over the reporting period in an attempt to assist borrowing and instill confidence in the economy. In such a nervous environment, interest rates fell and the highest quality U.S. Treasury securities were the stand-out positive performers of bond sectors. 3 Given the flight to quality and investor redemptions out of the corporate and international sectors such as investment-grade corporate, emerging market and high yield debt, these three sectors generated very significant negative returns. As points of reference, the Barclays Capital (formerly Lehman Brothers) respective index returns for the reporting period were as follows: Barclays Capital U.S. Treasury Index: 4 10.10%; Barclays Capital U.S. Credit Bond Index: 5 (8.66)%; Barclays Capital Emerging Markets Index: 6 (21.07)% and Barclays Capital U.S. Corporate High Yield Index: 7 (31.23)%.

SECTOR

Sector allocation detracted from performance in that the fund had moved to an overweight position in both investment grade corporate and high yield bonds (including credit default swaps) during the final months of the reporting period, a period in which corporate bonds fell significantly in price.

3 The Bond prices are sensitive to changes in interest rates and a rise in interest rates can cause a decline in their prices.

4 The Barclays Capital U.S. Treasury Index is the U.S. Treasury component of the Barclays Capital U.S. Government Index.

5 The Barclays Capital U.S. Mortgage Backed Securities Index is the U.S. mortgage backed securities component of the Barclays Capital U.S. Aggregate Bond Index.

6 The Barclays Capital Emerging Markets Index includes U.S. dollar-denominated debt from emerging markets in the following regions: Americas, Europe, Middle East, Africa and Asia. As with other fixed income benchmarks provided by Barclays Capital, the index is rules-based, which allows for an unbiased view of the marketplace and easy replicability.

7 The Barclays Capital U.S. Corporate High Yield Index covers the universe of fixed-rate, non-investment grade debt. Pay-in-kind (PIK) bonds, Eurobonds and debt issues from countries designated as emerging markets (e.g., Argentina, Brazil, Venezuela, etc.) are excluded, but Canadian and global bonds (SEC registered) of issuers in non-EMG countries are included. Original issue zeroes, step-up coupon structures and 144(a)s are also included.

SECURITY SELECTION

Security selection contributed positively as it specifically relates to the high yield position of the fund. The high yield bond portion significantly outperformed the Barclays Capital High Yield Index. Thus, while an allocation to high yield bonds detracted from performance (sector allocation) individual security selection within high yield served to positively offset part of the sector underperformance. 8 Offsetting the positive high yield security selection was underperformance in the mortgage sector relative to its respective index. Thus, the fund benefited from owning mortgage securities (sector allocation) but the performance within mortgages was negatively impacted by security selection. Additionally, security selection within the emerging market portion of the fund hurt performance as this area significantly trailed relative to its respective index.

DURATION 9

Duration management contributed positively to total return performance in that the portfolio had increased its duration during the summer months of 2008, a period in which interest rates fell as stress grew in the financial markets.

8 High yield, lower-rated securities generally entail greater market, credit/default and liquidity risks, and may be more volatile than investment-grade securities.

9 Duration is a measure of a security's price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities with shorter durations.

GROWTH OF A $10,000 INVESTMENT - INSTITUTIONAL SHARES

The graph below illustrates the hypothetical investment of $10,000 1 in Federated Total Return Bond Fund (Institutional Shares) (the "Fund") from November 30, 1998 to November 30, 2008, compared to the Barclays Capital U.S. Aggregate Bond Index (BCAB) 2 and the Lipper Intermediate Investment Grade Debt Category Average (LIIGDCA). 2

Average Annual Total Returns for the Period Ended 11/30/2008
1 Year	(3.26)%
5 Years	3.37%
10 Years	4.83%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 The Fund's performance assumes the reinvestment of all dividends and distributions. The BCAB and LIIGDCA have been adjusted to reflect reinvestment of dividends on securities in the index and the average.

2 The BCAB and LIIGDCA are not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The LIIGDCA represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling into the category indicated, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a fund's performance. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index or average.

GROWTH OF A $10,000 INVESTMENT - INSTITUTIONAL SERVICE SHARES

The graph below illustrates the hypothetical investment of $10,000 1 in Federated Total Return Bond Fund (Institutional Service Shares) (the "Fund") from November 30, 1998 to November 30, 2008, compared to the Barclays Capital U.S. Aggregate Bond Index (BCAB) 2 and the Lipper Intermediate Investment Grade Debt Category Average (LIIGDCA). 2

Average Annual Total Returns for the Period Ended 11/30/2008
1 Year	(3.55)%
5 Years	3.07%
10 Years	4.52%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 The Fund's performance assumes the reinvestment of all dividends and distributions. The BCAB and LIIGDCA have been adjusted to reflect reinvestment of dividends on securities in the index and the average.

2 The BCAB and LIIGDCA are not adjusted to reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The LIIGDCA represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling in the category indicated, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a fund's performance. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index or average.

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400.

Portfolio of Investments Summary Table

At November 30, 2008, the Fund's portfolio composition 1 was as follows:

Security Type	Percentage of Total Net Assets [2]
Mortgage-Backed Securities [3]	39.7%
Corporate Debt Securities	31.3%
U.S. Treasury and Agency Securities	16.7%
Collateralized Mortgage Obligations	10.1%
Adjustable Rate Mortgage	5.1%
Asset-Backed Securities	1.3%
Derivative Contracts [4]	0.4%
Securities Lending Collateral [5]	8.5%
Other Security Types [6,7]	0.0%
Cash Equivalents [8]	1.8%
Other Assets and Liabilities--Net [9]	(14.9)%
TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for a description of these security types.

2 As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, the affiliated investment company (other than an affiliated money market fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.

3 For purposes of this table, Mortgage-Backed Securities include mortgage-backed securities guaranteed by Government Sponsored Entities (GSEs) and adjustable rate mortgage-backed securities.

4 Based upon net unrealized appreciation (depreciation) or value of the derivative contracts (as applicable). Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this report.

5 Cash collateral received from lending portfolio securities which is invested in short term investments such as repurchase agreements or money market mutual funds.

6 Other Security Types consist of common stock.

7 Represents less than 0.01%.

8 Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements other than those representing securities lending collateral.

9 Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.

Portfolio of Investments

November 30, 2008

Principal Amount			Value
		CORPORATE BONDS--26.9%
		Basic Industry - Chemicals--0.4%
$1,380,000		Albemarle Corp., Sr. Note, 5.10%, 2/1/2015	$1,181,565
1,050,000		Du Pont (E.I.) de Nemours & Co., 5.00%, 1/15/2013	1,044,671
2,650,000		Du Pont (E.I.) de Nemours & Co., 6.00%, 7/15/2018	2,628,037
500,000		Du Pont (E.I.) de Nemours & Co., Note, 6.875%, 10/15/2009	512,616
1,860,000		Praxair, Inc., 4.625%, 3/30/2015	1,717,781
3,000,000		Rohm & Haas Co., 6.00%, 9/15/2017	2,632,852
		TOTAL	9,717,522
		Basic Industry - Metals & Mining--0.6%
650,000		Alcan, Inc., 5.00%, 6/1/2015	536,978
1,410,000		Alcoa, Inc., Note, 5.55%, 2/1/2017	1,036,435
3,100,000		ArcelorMittal, 6.125%, 6/1/2018	2,043,558
1,670,000		BHP Finance (USA), Inc., 5.00%, 12/15/2010	1,611,117
3,000,000		Barrick N.A. Finance LLC, Company Guarantee, 6.80%, 9/15/2018	2,671,722
420,000	[1,2]	Codelco, Inc., 4.75%, 10/15/2014	383,229
1,210,000	[1,2]	Codelco, Inc., Bond, 5.625%, 9/21/2035	925,347
2,290,000		Newmont Mining Corp., Company Guarantee, 5.875%, 4/1/2035	1,623,409
2,410,000		Rio Tinto Finance USA Ltd., 5.875%, 7/15/2013	1,878,287
2,410,000		Rio Tinto Finance USA Ltd., 6.50%, 7/15/2018	1,710,049
2,200,000	[1,2]	Xstrata Finance Canada Ltd., Unsecd. Note, 5.50%, 11/16/2011	2,097,034
		TOTAL	16,517,165
		Basic Industry - Paper--0.3%
2,650,000		Louisiana-Pacific Corp., 8.875%, 8/15/2010	2,046,110
342,000		Westvaco Corp., 7.65%, 3/15/2027	295,657
2,700,000		Westvaco Corp., Sr. Deb., 7.50%, 6/15/2027	2,322,422
4,000,000		Weyerhaeuser Co., Deb., 7.375%, 3/15/2032	2,731,418
		TOTAL	7,395,607
Principal Amount			Value
		CORPORATE BONDS--continued
		Capital Goods - Aerospace & Defense--0.5%
$470,000	[1,2]	BAE Systems Holdings, Inc., 4.75%, 8/15/2010	$467,175
600,000	[1,2]	BAE Systems Holdings, Inc., 5.20%, 8/15/2015	549,012
100,000		Boeing Capital Corp., Sr. Note, Series XI, 2.202%, 11/15/2009	95,563
4,500,000		Boeing Co., Note, 5.125%, 2/15/2013	4,505,975
3,925,000		Embraer Overseas Ltd., Sr. Unsecd. Note, 6.375%, 1/24/2017	2,521,812
2,910,000		Lockheed Martin Corp., Sr. Note, 4.121%, 3/14/2013	2,803,951
2,165,000		Raytheon Co., Unsecd. Note, 5.375%, 4/1/2013	2,162,933
		TOTAL	13,106,421
		Capital Goods - Building Materials--0.1%
1,750,000		RPM International, Inc., 6.50%, 2/15/2018	1,598,586
		Capital Goods - Construction Machinery--0.1%
400,000		Caterpillar Financial Services Corporation, Unsub., 4.30%, 6/1/2010	392,160
69,000		Caterpillar, Inc., Deb., 5.30%, 9/15/2035	54,753
2,500,000		John Deere Capital Corp., Bond, 5.10%, 1/15/2013	2,437,799
100,000		John Deere Capital Corp., Sr. Note, Series D, 2.217%, 12/18/2009	95,011
		TOTAL	2,979,723
		Capital Goods - Diversified Manufacturing--0.9%
3,540,000		Dover Corp., Note, 5.45%, 3/15/2018	3,498,069
2,500,000		General Electric Co., Note, 5.00%, 2/1/2013	2,450,561
3,560,000		Harsco Corp., 5.75%, 5/15/2018	3,346,634
650,000		Honeywell International, Inc., Note, 7.50%, 3/1/2010	677,519
4,040,000		Hubbell, Inc., 5.95%, 6/1/2018	3,853,398
1,745,000		Ingersoll-Rand Global Holding Co. Ltd., 6.875%, 8/15/2018	1,601,833
2,520,000		Roper Industries, Inc., 6.625%, 8/15/2013	2,596,298
4,740,000		Textron Financial Corp., 5.40%, 4/28/2013	3,852,218
1,820,000	[1,2]	Textron Financial Corp., Jr. Sub. Note, 6.00%, 2/15/2067	364,915
3,680,000		Tyco Electronics Group SA, 5.95%, 1/15/2014	3,499,969
		TOTAL	25,741,414
Principal Amount			Value
		CORPORATE BONDS--continued
		Capital Goods - Packaging--0.0%
$940,000		Pactiv Corp., 6.40%, 1/15/2018	$780,539
		Communications - Media & Cable--0.6%
3,000,000		Comcast Corp., 7.125%, 6/15/2013	2,827,410
4,700,000		Comcast Corp., Company Guarantee, 6.50%, 1/15/2017	4,204,603
3,710,000		Cox Communications, Inc., Unsecd. Note, 4.625%, 1/15/2010	3,483,226
5,000,000		Time Warner Cable, Inc., Company Guarantee, 8.75%, 2/14/2019	4,947,839
3,200,000		Time Warner Cable, Inc., Sr. Unsecd. Note, 5.85%, 5/1/2017	2,713,014
		TOTAL	18,176,092
		Communications - Media Noncable--0.1%
1,700,000		British Sky Broadcasting Group PLC, 8.20%, 7/15/2009	1,688,614
230,000		News America Holdings, Inc., Company Guarantee, 8.00%, 10/17/2016	228,469
2,546,000		Univision Communications, Inc., 7.85%, 7/15/2011	1,463,950
		TOTAL	3,381,033
		Communications - Telecom Wireless--0.5%
7,430,000		AT&T Wireless Services, Inc., 8.75%, 3/1/2031	7,134,307
3,460,000		America Movil S.A.B. de C.V., Note, 5.75%, 1/15/2015	3,041,167
460,000		Vodafone Group PLC, 5.35%, 2/27/2012	446,879
4,730,000		Vodafone Group PLC, Note, 5.625%, 2/27/2017	4,075,676
		TOTAL	14,698,029
		Communications - Telecom Wirelines--1.4%
27,200,000		AT&T, Inc., 6.70%, 11/15/2013	27,119,996
100,000		GTE California, Inc., Deb., 6.70%, 9/1/2009	99,865
125,000		GTE California, Inc., Deb., Series G, 5.50%, 1/15/2009	124,918
5,000,000		Rogers Communications, Inc., 6.80%, 8/15/2018	4,488,025
200,000		Southwestern Bell Telephone Co., Deb., 7.20%, 10/15/2026	180,985
2,015,000		Telecom Italia Capital, Note, 4.875%, 10/1/2010	1,803,230
750,000		Telefonica SA, Company Guarantee, 7.045%, 6/20/2036	626,694
4,070,000		Telefonica SA, Sr. Note, 5.855%, 2/4/2013	3,799,875
1,700,000		Verizon Communications, Inc., 6.10%, 4/15/2018	1,485,295
		TOTAL	39,728,883
Principal Amount			Value
		CORPORATE BONDS--continued
		Consumer Cyclical - Automotive--0.8%
$4,660,000	[1,2]	American Honda Finance Corp., 4.625%, 4/2/2013	$4,361,686
4,950,000	[1,2]	American Honda Finance Corp., 7.625%, 10/1/2018	5,071,639
3,420,000		DaimlerChrysler North America Holding Corp., 6.50%, 11/15/2013	2,568,420
3,000,000		DaimlerChrysler North America Holding Corp., Note, 4.875%, 6/15/2010	2,611,500
200,000		General Motors Acceptance Corp., Deb., 6.00%, 4/1/2011	71,104
3,000,000		Johnson Controls, Inc., Sr. Note, 5.25%, 1/15/2011	2,739,798
4,210,000	[1,2]	Nissan Motor Acceptance Corp., Sr. Unsecd. Note, 5.625%, 3/14/2011	4,073,134
		TOTAL	21,497,281
		Consumer Cyclical - Entertainment--0.6%
230,000		International Speedway Corp., 4.20%, 4/15/2009	226,179
1,170,000		International Speedway Corp., 5.40%, 4/15/2014	999,845
1,400,000		Time Warner, Inc., 5.50%, 11/15/2011	1,249,045
10,000,000		Time Warner, Inc., Company Guarantee, 6.875%, 5/1/2012	9,064,932
3,900,000		Walt Disney Co., Note, 5.70%, 7/15/2011	4,010,413
		TOTAL	15,550,414
		Consumer Cyclical - Lodging--0.0%
850,000		Wyndham Worldwide Corp., Sr. Unsecd. Note, 6.00%, 12/1/2016	595,650
		Consumer Cyclical - Retailers--0.5%
1,920,000	[1,2]	Best Buy Co., Inc., 6.75%, 7/15/2013	1,802,229
726,225	[1,2]	CVS Caremark Corp., Pass Thru Cert., 5.298%, 1/11/2027	489,576
500,000		CVS Caremark Corp., Sr. Note, 5.75%, 8/15/2011	486,747
3,985,000		CVS Caremark Corp., Sr. Unsecd. Note, 5.75%, 6/1/2017	3,415,695
3,230,000		Costco Wholesale Corp., 5.30%, 3/15/2012	3,333,868
2,520,000		JC Penney Corp., Inc., Sr. Unsecd. Note, 5.75%, 2/15/2018	1,722,594
210,000		Kohl's Corp., Unsecd. Note, 7.375%, 10/15/2011	194,867
2,750,000		Target Corp., Unsecd. Note, 7.50%, 8/15/2010	2,813,530
750,000		Wal-Mart Stores, Inc., Sr. Unsecd. Note, 6.875%, 8/10/2009	772,834
		TOTAL	15,031,940
		Consumer Cyclical - Services--0.1%
2,100,000		Boston University, 7.625%, 7/15/2097	2,656,076
200,000		Cintas Corp. No. 2, Company Guarantee, 6.00%, 6/1/2012	202,577
		TOTAL	2,858,653
Principal Amount			Value
		CORPORATE BONDS--continued
		Consumer Cyclical - Textile--0.0%
$60,000		V.F. Corp., Note, 8.50%, 10/1/2010	$62,770
		Consumer Non-Cyclical - Food/Beverage--1.3%
2,100,000		Bottling Group LLC, Company Guarantee, 6.95%, 3/15/2014	2,190,355
3,210,000		Bottling Group LLC, Note, 5.50%, 4/1/2016	3,067,491
5,000,000		Diageo Capital PLC, Company Guarantee, 7.375%, 1/15/2014	5,183,884
100,000		General Foods Co., Deb., 7.00%, 6/15/2011	100,856
3,380,000		General Mills, Inc., Note, 5.70%, 2/15/2017	3,120,511
2,880,000		Kellogg Co., 4.25%, 3/6/2013	2,735,682
1,060,000		Kellogg Co., Sr. Unsub., 5.125%, 12/3/2012	1,044,570
1,150,000		Kraft Foods, Inc., Note, 6.25%, 6/1/2012	1,161,147
9,950,000		Kraft Foods, Inc., Sr. Unsecd. Note, 6.125%, 2/1/2018	9,271,354
2,630,000		PepsiCo, Inc., 4.65%, 2/15/2013	2,666,075
3,000,000		PepsiCo, Inc., 7.90%, 11/1/2018	3,369,077
150,000		Ralston Purina Co., Deb., 7.875%, 6/15/2025	194,439
200,000		Ralston Purina Co., Deb., 8.125%, 2/1/2023	265,969
3,525,000	[1,2]	SABMiller PLC, Note, 6.20%, 7/1/2011	3,432,257
		TOTAL	37,803,667
		Consumer Non-Cyclical - Health Care--0.6%
1,050,000		Baxter International, Inc., 6.25%, 12/1/2037	997,112
3,000,000		Covidien International Finance SA, 5.45%, 10/15/2012	2,884,680
880,000		Medtronic, Inc., Note, Series B, 4.375%, 9/15/2010	867,107
10,000,000		Quest Diagnostics, Inc., 5.125%, 11/1/2010	9,731,035
3,885,000		Quest Diagnostics, Inc., Sr. Unsecd. Note, 6.40%, 7/1/2017	3,414,203
		TOTAL	17,894,137
		Consumer Non-Cyclical - Pharmaceuticals--0.6%
7,300,000		Abbott Laboratories, 5.15%, 11/30/2012	7,610,297
2,624,000		Eli Lilly & Co., Bond, 5.20%, 3/15/2017	2,527,360
3,000,000		Eli Lilly & Co., Note, 6.00%, 3/15/2012	3,198,002
400,000		Eli Lilly & Co., Unsecd. Note, 6.57%, 1/1/2016	420,855
3,740,000		Genentech, Inc., Note, 4.75%, 7/15/2015	3,484,762
725,000		Pharmacia Corp., Sr. Deb., 6.50%, 12/1/2018	805,088
		TOTAL	18,046,364
Principal Amount			Value
		CORPORATE BONDS--continued
		Consumer Non-Cyclical - Products--0.2%
$1,000,000		Philips Electronics NV, 4.625%, 3/11/2013	$937,803
2,840,000		Philips Electronics NV, 5.75%, 3/11/2018	2,469,939
700,000		Procter & Gamble Co., Unsub., 6.875%, 9/15/2009	725,384
445,000		Snap-On, Inc., 6.25%, 8/15/2011	473,878
2,190,000		Whirlpool Corp., 5.50%, 3/1/2013	1,816,240
		TOTAL	6,423,244
		Consumer Non-Cyclical - Supermarkets--0.3%
4,000,000		Kroger Co., 7.50%, 1/15/2014	4,062,680
3,000,000		Kroger Co., Bond, 6.90%, 4/15/2038	2,682,204
1,380,000		Sysco Corp., Sr. Unsecd. Note, 4.20%, 2/12/2013	1,354,083
		TOTAL	8,098,967
		Consumer Non-Cyclical - Tobacco--0.5%
4,260,000		Philip Morris International, Inc., 5.65%, 5/16/2018	3,836,743
5,000,000		Philip Morris International, Inc., 6.875%, 3/17/2014	5,086,021
5,000,000		Reynolds American, Inc., Sr. Secd. Note, 7.75%, 6/1/2018	3,866,250
		TOTAL	12,789,014
		Energy - Independent--0.6%
3,000,000		Anadarko Finance Co., 6.75%, 5/1/2011	2,984,871
1,420,000		Anadarko Petroleum Corp., Sr. Unsecd. Note, 5.95%, 9/15/2016	1,245,644
3,940,000		Canadian Natural Resources Ltd., 4.90%, 12/1/2014	3,402,207
1,730,000		Pemex Project Funding Master, 5.75%, 12/15/2015	1,490,654
455,400	[1,2]	Ras Laffan Liquified Natural Gas, 3.437%, 9/15/2009	437,610
5,760,000		XTO Energy, Inc., 6.375%, 6/15/2038	4,584,964
610,000		XTO Energy, Inc., 6.75%, 8/1/2037	511,903
895,000		XTO Energy, Inc., Sr. Unsecd. Note, 6.25%, 8/1/2017	811,237
		TOTAL	15,469,090
		Energy - Integrated--0.5%
100,000		BP PLC, Deb., 8.75%, 3/1/2032	143,435
6,150,000		Conoco, Inc., 7.25%, 10/15/2031	6,031,554
6,118,000		Husky Oil Ltd., Deb., 7.55%, 11/15/2016	5,638,974
972,261	[1,2]	Qatar Petroleum, 5.579%, 5/30/2011	986,738
1,200,000	[1,2]	StatoilHydro ASA, 5.125%, 4/30/2014	1,215,385
		TOTAL	14,016,086
Principal Amount			Value
		CORPORATE BONDS--continued
		Energy - Oil Field Services--0.1%
$2,040,000		Weatherford International Ltd., 6.00%, 3/15/2018	$1,721,694
		Energy - Refining--0.1%
4,020,000		Valero Energy Corp., 7.50%, 4/15/2032	3,339,352
900,000		Valero Energy Corp., Note, 4.75%, 4/1/2014	797,813
		TOTAL	4,137,165
		Financial Institution - Banking--3.2%
3,100,000		Astoria Financial Corp., Note, 5.75%, 10/15/2012	2,700,139
2,000,000		Bank of America Corp., Sr. Unsecd. Note, 5.75%, 12/1/2017	1,873,718
2,500,000	[1,2]	Barclays Bank PLC, 5.926%, 12/31/2049	1,517,188
20,000,000		Citigroup, Inc., Sr. Unsecd. Note, 6.50%, 8/19/2013	19,301,143
4,790,000		Citigroup, Inc., Sr. Unsecd. Note, 6.875%, 3/5/2038	4,532,707
2,000,000		Credit Suisse (USA), Inc., 5.125%, 1/15/2014	1,809,183
150,000		Credit Suisse (USA), Inc., Note, 6.125%, 11/15/2011	148,824
537,000		Credit Suisse (USA), Inc., Note, 6.50%, 1/15/2012	531,383
2,450,000		Credit Suisse (USA), Inc., Sr. Note, 5.50%, 8/16/2011	2,407,350
1,000,000		Credit Suisse (USA), Inc., Unsecd. Note, 5.50%, 8/15/2013	958,449
3,000,000		First Union Institutional Capital I, Bond, 8.04%, 12/1/2026	2,310,900
4,000,000		Household Finance Corp., 7.00%, 5/15/2012	3,871,145
500,000		Household Finance Corp., Sr. Note, 5.875%, 2/1/2009	498,598
50,000		Household Finance Corp., Sr. Note, Series NOTZ, 6.40%, 9/15/2009	49,453
150,000		Household Finance Corp., Sr. Note, Series NOTZ, 6.70%, 9/15/2009	148,692
1,000,000		Hudson United Bancorp, 7.00%, 5/15/2012	1,123,690
3,150,000		JPMorgan Chase & Co., 5.75%, 1/2/2013	3,029,860
1,660,000		JPMorgan Chase & Co., Sr. Note, 6.00%, 1/15/2018	1,620,418
4,500,000		JPMorgan Chase & Co., Sub. Note, 5.125%, 9/15/2014	4,103,836
2,185,000		Manufacturers & Traders Trust Co., Sub. Note, 5.629%, 12/1/2021	1,670,121
2,700,000		Marshall & Ilsley Bank, Milwaukee, Sr. Note, 4.40%, 3/15/2010	2,564,271
750,000		National City Bank, Pennsylvania, 7.25%, 10/21/2011	698,048
2,000,000		Northern Trust Corp., 4.60%, 2/1/2013	1,963,766
3,000,000		PNC Funding Corp., Sr. Note, 5.125%, 12/14/2010	2,982,697
2,235,000		PNC Funding Corp., Sub. Note, 5.625%, 2/1/2017	2,024,747
3,000,000		PNC Funding Corp., Sub. Note, 7.50%, 11/1/2009	2,980,858
1,200,000		Popular North America, Inc., 5.65%, 4/15/2009	1,179,155
Principal Amount			Value
		CORPORATE BONDS--continued
		Financial Institution - Banking--continued
$1,433,333	[1,2]	Regional Diversified Funding, 9.25%, 3/15/2030	$485,943
1,660,000		Sovereign Bancorp, Inc., Sr. Note, 4.80%, 9/1/2010	1,461,763
750,000		State Street Bank and Trust Co., Sub. Note, 5.30%, 1/15/2016	675,660
2,180,000		U.S. Bank, N.A., Sub. Note, 4.95%, 10/30/2014	2,051,750
250,000		U.S. Bank, N.A., Sub. Note, 5.70%, 12/15/2008	249,788
1,000,000		Wachovia Bank N.A., 4.80%, 11/1/2014	861,871
2,300,000		Wachovia Bank N.A., Sub. Note, 4.875%, 2/1/2015	1,933,587
11,620,000		Wachovia Corp., 5.75%, 2/1/2018	10,829,890
2,650,000		Wilmington Trust Corp., Sub. Note, 8.50%, 4/2/2018	2,803,662
1,500,000		Zions Bancorp, Sub. Note, 5.50%, 11/16/2015	1,082,355
		TOTAL	91,036,608
		Financial Institution - Brokerage--2.5%
550,000		Bear Stearns & Cos., Inc., Note, 4.50%, 10/28/2010	538,194
1,370,000		Bear Stearns & Cos., Inc., Sr. Unsecd. Note, 5.70%, 11/15/2014	1,250,227
16,230,000		Bear Stearns & Cos., Inc., Sr. Unsecd. Note, 7.25%, 2/1/2018	16,425,437
5,180,000		Blackrock, Inc., 6.25%, 9/15/2017	4,601,329
2,975,000		Eaton Vance Corp., 6.50%, 10/2/2017	2,628,299
2,645,000	[1,2]	FMR Corp., Bond, 7.57%, 6/15/2029	2,487,385
2,500,000		Goldman Sachs Group, Inc., 6.125%, 2/15/2033	1,847,463
1,000,000		Goldman Sachs Group, Inc., 6.60%, 1/15/2012	945,333
1,500,000		Goldman Sachs Group, Inc., Note, 5.25%, 10/15/2013	1,309,530
850,000		Goldman Sachs Group, Inc., Note, Series MTNB, 7.35%, 10/1/2009	849,197
9,310,000		Goldman Sachs Group, Inc., Sr. Note, 6.15%, 4/1/2018	7,672,427
6,870,000		Invesco Ltd., Note, 4.50%, 12/15/2009	6,440,329
750,000		Janus Capital Group, Inc., Sr. Note, 6.25%, 6/15/2012	594,733
2,900,000		Janus Capital Group, Inc., Sr. Note, 6.70%, 6/15/2017	2,061,694
2,401,000		Lehman Brothers Holdings, Inc., 7.875%, 8/15/2010	252,105
1,750,000		Lehman Brothers Holdings, Inc., Note, 8.50%, 8/1/2015	183,750
1,253,000		Merrill Lynch & Co., Inc., Note, 4.125%, 9/10/2009	1,235,364
200,000		Merrill Lynch & Co., Inc., Sr. Unsub., Series MLNP, 4.05%, 9/29/2010	188,847
650,000		Merrill Lynch & Co., Inc., Unsecd. Note, 5.45%, 7/15/2014	608,970
12,350,000		Merrill Lynch & Co., Sr. Unsecd. Note, 5.45%, 2/5/2013	11,458,062
250,000		Morgan Stanley Group, Inc., 5.30%, 3/1/2013	217,780
Principal Amount			Value
		CORPORATE BONDS--continued
		Financial Institution - Brokerage--continued
$600,000		Morgan Stanley Group, Inc., Note, 4.25%, 5/15/2010	$559,848
1,075,000		Morgan Stanley, Sr. Unsecd. Note, 5.95%, 12/28/2017	868,288
1,855,000		Morgan Stanley, Sr. Unsecd. Note, 6.00%, 4/28/2015	1,552,317
4,580,000		Morgan Stanley, Sr. Unsecd. Note, 6.625%, 4/1/2018	3,823,489
440,000		Nuveen Investments, 5.00%, 9/15/2010	169,400
440,000		Nuveen Investments, 5.50%, 9/15/2015	81,400
		TOTAL	70,851,197
		Financial Institution - Finance Noncaptive--1.8%
6,480,000		American Express Credit Corp., 5.875%, 5/2/2013	5,834,480
5,000,000		American Express Credit Corp., 7.30%, 8/20/2013	4,790,933
2,000,000		American International Group, Inc., Sr. Note, 4.70%, 10/1/2010	1,651,000
1,760,000		Berkshire Hathaway, Inc., Company Guarantee, 4.85%, 1/15/2015	1,710,189
50,000		CIT Group, Inc., Sr. Note, Series NOTZ, 6.05%, 5/15/2013	28,613
75,000		CIT Group, Inc., Sr. Note, Series NOTZ, 6.20%, 2/15/2013	39,638
2,360,000		Capital One Capital IV, 6.745%, 2/17/2037	1,044,512
1,795,000		Capmark Financial Group, Inc., Company Guarantee, Series WI, 6.30%, 5/10/2017	502,151
250,000		Countrywide Home Loan, Inc., Company Guarantee, 6.25%, 4/15/2009	245,938
15,000,000		General Electric Capital Corp., 4.80%, 5/1/2013	14,401,659
6,840,000		General Electric Capital Corp., 5.625%, 5/1/2018	6,289,190
150,000		General Electric Capital Corp., Note, Series A, 0.852%, 2/20/2009	148,220
193,000		General Electric Capital Corp., Note, Series MTNA, 7.375%, 1/19/2010	197,208
1,000,000		General Electric Capital Corp., Unsecd. Note, Series MTNA, 5.25%, 4/15/2013	970,828
2,600,000		HSBC Finance Capital Trust IX, Note, 5.911%, 11/30/2035	1,496,293
2,800,000		HSBC Finance Corp., 4.75%, 4/15/2010	2,676,121
1,000,000		HSBC Finance Corp., 5.00%, 6/30/2015	872,204
1,000,000	[1,2]	ILFC E-Capital Trust I, 5.90%, 12/21/2065	421,250
1,520,000		International Lease Finance Corp., 4.875%, 9/1/2010	1,133,160
7,450,000		International Lease Finance Corp., 6.625%, 11/15/2013	5,147,950
1,000,000	[1,2]	Lukoil International Finance BV, 6.356%, 6/7/2017	545,000
743,000		Susa Partnership LP, Deb., 7.50%, 12/1/2027	741,104
		TOTAL	50,887,641
Principal Amount			Value
		CORPORATE BONDS--continued
		Financial Institution - Insurance - Health--0.3%
$3,530,000		CIGNA Corp., 6.35%, 3/15/2018	$2,754,933
2,383,000		UnitedHealth Group, Inc., 6.00%, 11/15/2017	2,010,757
4,795,000		UnitedHealth Group, Inc., Bond, 6.00%, 2/15/2018	4,064,949
		TOTAL	8,830,639
		Financial Institution - Insurance - Life--0.5%
3,600,000		AXA-UAP, Sub. Note, 8.60%, 12/15/2030	2,228,040
3,000,000		MetLife, Inc., Sr. Unsecd. Note, Series A, 6.817%, 8/15/2018	2,626,730
4,210,000	[1,2]	Pacific Life Global Funding, Note, 5.15%, 4/15/2013	4,438,268
3,000,000	[1,2]	Pacific LifeCorp., Bond, 6.60%, 9/15/2033	2,971,886
1,640,000		Prudential Financial, Inc., 5.15%, 1/15/2013	1,451,765
1,050,000		Prudential Financial, Inc., 6.625%, 12/1/2037	720,165
		TOTAL	14,436,854
		Financial Institution - Insurance - P&C--1.0%
9,260,000		ACE INA Holdings, Inc., 5.60%, 5/15/2015	7,990,596
3,780,000		ACE INA Holdings, Inc., Sr. Note, 5.70%, 2/15/2017	3,135,639
2,625,000		Allstate Corp., Unsecd. Note, 5.00%, 8/15/2014	2,297,291
2,510,000		CNA Financial Corp., 6.50%, 8/15/2016	1,673,013
3,590,000		Chubb Corp., Sr. Note, 5.75%, 5/15/2018	3,238,426
820,000		Horace Mann Educators Corp., Sr. Note, 6.85%, 4/15/2016	819,999
1,750,000	[1,2]	Liberty Mutual Group, Inc., Unsecd. Note, 5.75%, 3/15/2014	1,506,780
2,600,000	[1,2]	TIAA Global Markets, Inc., 4.95%, 7/15/2013	2,482,259
2,395,000		The Travelers Cos., Inc., Sr. Unsecd. Note, 5.50%, 12/1/2015	2,181,066
3,350,000	[1,2]	ZFS Finance USA Trust I, Jr. Sub. Note, 6.15%, 12/15/2065	2,193,794
		TOTAL	27,518,863
		Financial Institution - REITs--0.3%
2,920,000		AMB Property LP, 6.30%, 6/1/2013	2,023,445
870,000		Equity One, Inc., Bond, 6.00%, 9/15/2017	564,452
1,000,000		Liberty Property LP, 6.625%, 10/1/2017	635,141
3,950,000		Prologis, Sr. Note, 5.50%, 4/1/2012	1,861,904
3,500,000		Simon Property Group LP, 6.125%, 5/30/2018	2,212,284
1,400,000		Simon Property Group, Inc., Note, 5.60%, 9/1/2011	1,087,917
		TOTAL	8,385,143
Principal Amount			Value
		CORPORATE BONDS--continued
		Foreign-Local-Government--0.0%
$900,000		Ontario, Province of, 4.375%, 2/15/2013	$934,430
		Government Agency--0.0%
500,000		Private Export Funding Corp., Series G, 6.67%, 9/15/2009	516,841
		Municipal Services--0.1%
790,000	[1,2]	Army Hawaii Family Housing, 5.524%, 6/15/2050	549,374
1,560,000	[1,2]	Camp Pendleton & Quantico Housing LLC, 5.572%, 10/1/2050	1,099,285
		TOTAL	1,648,659
		Sovereign--0.1%
1,415,000		Corp Andina De Fomento, Bond, 7.375%, 1/18/2011	1,371,741
		Technology--1.3%
1,110,000		BMC Software, Inc., 7.25%, 6/1/2018	1,033,763
4,450,000		Cisco Systems, Inc., Note, 5.25%, 2/22/2011	4,520,242
390,000		Cisco Systems, Inc., Sr. Unsecd. Note, 5.50%, 2/22/2016	382,832
4,730,000		Dell Computer Corp., Deb., 7.10%, 4/15/2028	3,980,831
1,030,000		Dun & Bradstreet Corp., Sr. Unsecd. Note, 5.50%, 3/15/2011	1,007,492
2,080,000		Fiserv, Inc., Sr. Note, 6.80%, 11/20/2017	1,707,056
4,200,000		Harris Corp., 5.95%, 12/1/2017	3,511,241
2,850,000		Hewlett-Packard Co., Note, 5.40%, 3/1/2017	2,675,756
2,500,000		Hewlett-Packard Co., Note, 6.50%, 7/1/2012	2,613,843
5,000,000		IBM Corp., 7.625%, 10/15/2018	5,417,316
3,150,000		IBM Corp., Deb., 8.375%, 11/1/2019	3,562,123
1,000,000		IBM Corp., Note, 5.375%, 2/1/2009	1,004,559
3,800,000		KLA-Tencor Corp., 6.90%, 5/1/2018	3,008,792
2,530,000		Oracle Corp., 6.50%, 4/15/2038	2,322,778
		TOTAL	36,748,624
		Transportation - Airlines--0.2%
5,110,000		Southwest Airlines Co., 6.50%, 3/1/2012	4,917,037
		Transportation - Railroads--0.5%
3,730,000		Burlington Northern Santa Fe Corp., 4.875%, 1/15/2015	3,347,481
3,000,000		Canadian National Railway Co., 5.55%, 5/15/2018	2,811,603
1,850,000		Canadian Pacific RR, 7.125%, 10/15/2031	1,450,608
295,000		Norfolk Southern Corp., Note, 6.75%, 2/15/2011	296,810
3,900,000		Norfolk Southern Corp., Sr. Unsecd. Note, 5.75%, 4/1/2018	3,579,422
1,560,000		Union Pacific Corp., 4.875%, 1/15/2015	1,400,019
2,000,000		Union Pacific Corp., 7.875%, 1/15/2019	2,108,536
		TOTAL	14,994,479
Principal Amount			Value
		CORPORATE BONDS--continued
		Transportation - Services--0.1%
$2,030,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., 6.375%, 10/15/2017	$1,348,847
		Utility - Electric--2.0%
2,500,000		Alabama Power Co., 5.70%, 2/15/2033	2,104,984
850,000		Cleveland Electric Illuminating Co., Sr. Unsecd. Note, 5.95%, 12/15/2036	600,760
8,100,000		Commonwealth Edison Co., 1st Mtg. Bond, 5.80%, 3/15/2018	7,192,646
690,000		Consolidated Edison Co., Sr. Unsecd. Note, 5.50%, 9/15/2016	652,370
2,950,000		Dominion Resources, Inc., 8.875%, 1/15/2019	3,001,228
2,775,000		Duke Energy Indiana, Inc., 1st Mtg. Bond, 6.35%, 8/15/2038	2,642,040
250,000		Enersis S.A., Note, 7.40%, 12/1/2016	246,700
3,000,000		FPL Group Capital, Inc., Unsecd. Note, 5.35%, 6/15/2013	2,983,416
2,462,033	[1,2]	Great River Energy, 1st Mtg. Note, 5.829%, 7/1/2017	2,219,958
3,730,000		MidAmerican Energy Co., 4.65%, 10/1/2014	3,443,958
1,060,000		National Rural Utilities Cooperative Finance Corp., 5.45%, 2/1/2018	854,663
2,690,000		National Rural Utilities Cooperative Finance Corp., Collateral Trust, 5.50%, 7/1/2013	2,586,028
870,000		Northern States Power Co., MN, 1st Mtg. Bond, 5.25%, 3/1/2018	818,408
1,020,000		PPL Energy Supply LLC, Sr. Unsecd. Note, 6.00%, 12/15/2036	626,137
3,000,000		PSEG Power LLC, Company Guarantee, 7.75%, 4/15/2011	3,076,562
810,000		PSI Energy, Inc., Bond, 6.05%, 6/15/2016	747,832
710,000		Pacific Gas & Electric Co., 6.05%, 3/1/2034	608,158
5,050,000		Pacific Gas & Electric Co., Unsecd. Note, 4.20%, 3/1/2011	4,897,046
3,700,000		Union Electric Co., 6.00%, 4/1/2018	3,269,738
7,340,000		Virginia Electric & Power Co., Sr. Unsecd. Note, 5.10%, 11/30/2012	6,962,918
6,000,000		Westar Energy, Inc., 1st Mtg. Bond, 8.625%, 12/1/2018	6,131,927
		TOTAL	55,667,477
		Utility - Natural Gas Distributor--0.3%
3,500,000		Atmos Energy Corp., 4.00%, 10/15/2009	3,363,104
3,000,000		Sempra Energy, Sr. Unsecd. Note, 9.80%, 2/15/2019	3,139,088
3,000,000		Southern California Gas Co., 1st Mtg. Bond, 5.50%, 3/15/2014	3,047,082
		TOTAL	9,549,274
Principal Amount			Value
		CORPORATE BONDS--continued
		Utility - Natural Gas Pipelines--0.4%
$1,205,000		Duke Capital Corp., Sr. Note, 6.25%, 2/15/2013	$1,160,381
3,750,000		Enbridge, Inc., Sr. Note, 5.60%, 4/1/2017	3,033,978
5,900,000		Kinder Morgan Energy Partners LP, 7.50%, 11/1/2010	5,818,190
1,650,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.80%, 3/15/2035	1,114,332
		TOTAL	11,126,881
		TOTAL CORPORATE BONDS (IDENTIFIED COST $834,066,425)	756,588,385
		ADJUSTABLE RATE MORTAGES--0.0%
		Federal National Mortgage Association--0.0%
34,241		FNMA ARM 681769, 4.547%, 1/1/2033	33,435
		Government National Mortgage Association--0.0%
2,998		GNMA2 ARM 80201, 30 Year, 5.375%, 5/20/2028	2,960
1,780		GNMA2 ARM 8717, 5.125%, 10/20/2025	1,732
		TOTAL	4,692
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $40,281)	38,127
		ASSET-BACKED SECURITIES--1.3%
		Commercial Mortgage--1.3%
15,950,000		Credit Suisse Mortgage Capital Certificate 2006-C4, Class AAB, 5.439%, 9/15/2039	11,977,857
12,000,000		Credit Suisse Mortgage Capital Certificate 2006-C4, Class AM, 5.509%, 9/15/2039	4,410,163
6,700,000		Merrill Lynch Mortgage Trust 2008-C1, Class AM, 6.266%, 2/12/2051	2,345,442
7,025,000		Morgan Stanley Capital I 2006-IQ12, Class A4, 5.332%, 12/15/2043	4,413,374
22,950,000		Morgan Stanley Capital, Inc. 2007-T27, Class A4, 5.80%, 6/13/2042	14,189,147
		TOTAL	37,335,983
		Home Equity Loan--0.0%
34,790	[1,2]	125 Home Loan Owner Trust 1998-1A, Class B1, 9.76%, 2/15/2029	26,093
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $63,173,320)	37,362,076
		GOVERNMENT AGENCIES--11.4%
1,500,000		Federal Farm Credit System, Bond, 3.875%, 5/7/2010	1,533,582
1,000,000		Federal Farm Credit System, Bond, 4.75%, 12/12/2013	1,066,069
1,500,000		Federal Farm Credit System, Bond, 6.03%, 12/29/2010	1,602,982
1,000,000		Federal Farm Credit System, Note, Series MTN, 6.82%, 3/16/2009	1,014,806
80,000,000	[3]	Federal Home Loan Bank System, 3.375%, 8/13/2010	80,994,608
45,000,000	[3]	Federal Home Loan Bank System, 3.625%, 10/18/2013	45,847,382
Principal Amount			Value
		GOVERNMENT AGENCIES--continued
$500,000		Federal Home Loan Bank System, 6.50%, 8/14/2009	$514,275
100,000		Federal Home Loan Bank System, Bond, 4.00%, 12/19/2011	100,304
140,000		Federal Home Loan Bank System, Bond, 7.625%, 5/14/2010	150,293
450,000		Federal Home Loan Bank System, Bond, Series 363, 4.50%, 11/15/2012	473,075
150,000		Federal Home Loan Bank System, Bond, Series 6309, 4.00%, 6/22/2009	151,421
60,000		Federal Home Loan Bank System, Bond, Series AL09, 5.52%, 1/20/2009	60,299
200,000		Federal Home Loan Bank System, Bond, Series PR18, 5.20%, 6/4/2018	199,532
535,000		Federal Home Loan Bank System, Series NV09, 6.50%, 11/13/2009	555,091
20,000,000		Federal Home Loan Mortgage Corp., 3.125%, 2/12/2010	20,207,564
40,000,000	[3]	Federal Home Loan Mortgage Corp., 4.875%, 6/13/2018	42,233,184
55,000,000		Federal Home Loan Mortgage Corp., 5.125%, 8/23/2010	57,483,179
200,000		Federal Home Loan Mortgage Corp., Note, 4.00%, 12/30/2013	198,671
400,000		Federal Home Loan Mortgage Corp., Note, 4.625%, 4/4/2013	423,804
15,000,000		Federal Home Loan Mortgage Corp., Note, Series MTN, 4.75%, 10/4/2010	15,594,311
100,000		Federal Home Loan Mortgage Corp., Unsecd. Note, 5.00%, 10/24/2014	100,110
40,000,000	[3]	Federal National Mortgage Association, 3.875%, 7/12/2013	41,590,364
5,780,000		Federal National Mortgage Association, Bond, 6.625%, 11/15/2030	7,232,748
150,000		Federal National Mortgage Association, Unsecd. Note, 4.125%, 4/29/2009	151,306
15,000		Housing and Urban Development, U.S. Gov't. Guarantee, Series 99-A, 6.33%, 8/1/2013	15,117
1,000,000		Tennessee Valley Authority, Series C, 6.00%, 3/15/2013	1,117,813
		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $309,617,333)	320,611,890
		GOVERNMENT/AGENCY--0.1%
		Sovereign--0.1%
3,500,000		United Mexican States, 6.625%, 3/3/2015 (IDENTIFIED COST $3,689,597)	3,417,575
		U.S. TREASURY--5.2%
		U.S. Treasury Bonds-0.6%
2,215,000	[4]	United States Treasury Bond, 5.25%, 11/15/2028	2,677,381
1,343,000		United States Treasury Bond, 6.00%, 2/15/2026	1,734,778
4,935,000	[4]	United States Treasury Bond, 6.125%, 11/15/2027	6,525,767
1,300,000	[4]	United States Treasury Bond, 6.25%, 8/15/2023	1,660,445
2,200,000		United States Treasury Bond, 6.50%, 11/15/2026	3,002,656
300,000		United States Treasury Bond, 6.75%, 8/15/2026	418,641
500,000		United States Treasury Bond, 7.25%, 5/15/2016	642,227
		TOTAL	16,661,895
Principal Amount			Value
		U.S. TREASURY--continued
		U.S. Treasury Notes-4.6%
$82,455,440	[3]	U.S. Treasury Inflation-Protected Note, 2.375%, 1/15/2017	$75,813,910
27,000,000	[3]	United States Treasury Note, 4.25%, 9/30/2012	30,061,757
6,700,000		United States Treasury Note, 4.50%, 11/30/2011	7,333,359
6,000,000		United States Treasury Note, 4.50%, 2/15/2016	6,834,140
7,035,000		United States Treasury Note, 4.75%, 8/15/2017	8,011,931
200,000		United States Treasury Note, 5.00%, 8/15/2011	222,164
300,000		United States Treasury Note, 6.00%, 8/15/2009	310,793
100,000		United States Treasury Note, 6.50%, 2/15/2010	106,832
		TOTAL	128,694,886
		TOTAL U.S. TREASURY (IDENTIFIED COST $138,432,372)	145,356,781
		MORTGAGE-BACKED SECURITIES--0.1%
		Federal Home Loan Mortgage Corporation--0.0%
394,060		Federal Home Loan Mortgage Corp., Pool E01157, 6.00%, 6/1/2017	404,052
159,366		Federal Home Loan Mortgage Corp., Pool E90152, 6.00%, 6/1/2017	163,412
40,179		Federal Home Loan Mortgage Corp., Pool M30261, 5.50%, 12/1/2016	42,164
		TOTAL	609,628
		Federal National Mortgage Association--0.1%
309,812		Federal National Mortgage Association, Pool 254805, 5.00%, 6/1/2013	312,918
189,451		Federal National Mortgage Association, Pool 255610, 6.00%, 12/1/2014	195,823
21,164		Federal National Mortgage Association, Pool 390900, 7.50%, 6/1/2012	21,770
602,850		Federal National Mortgage Association, Pool 720673, 5.00%, 6/1/2018	614,200
		TOTAL	1,144,711
		Government National Mortgage Association--0.0%
38,261		Government National Mortgage Association, Pool 412615, 7.50%, 6/15/2026	41,451
1,896		Government National Mortgage Association, Pool 432701, 8.00%, 6/15/2026	2,060
4,446		Government National Mortgage Association, Pool 433329, 7.50%, 12/15/2026	4,817
1,479		Government National Mortgage Association, Pool 433505, 7.50%, 4/15/2027	1,602
3,142		Government National Mortgage Association, Pool 444274, 7.50%, 1/15/2027	3,410
351		Government National Mortgage Association, Pool 446820, 8.00%, 8/15/2027	382
261,921		Government National Mortgage Association, Pool 456873, 6.50%, 5/15/2028	276,953
9,211		Government National Mortgage Association, Pool 460881, 7.00%, 7/15/2028	9,560
Principal Amount			Value
		MORTGAGE-BACKED SECURITIES--continued
		Government National Mortgage Association--continued
$9,824		Government National Mortgage Association, Pool 468225, 6.50%, 9/15/2028	$10,386
1,801		Government National Mortgage Association, Pool 571225, 6.50%, 10/15/2031	1,902
417,194		Government National Mortgage Association, Pool 615490, 4.50%, 8/15/2033	413,560
104,214		Government National Mortgage Association, Pool 780626, 7.00%, 8/15/2027	108,163
		TOTAL	874,246
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $2,566,586)	2,628,585
		COLLATERALIZED MORTGAGE OBLIGATIONS-3.0%
		Commercial Mortgage-3.0%
18,800,000		Banc of America Commercial Mortgage, Inc. 2007-1, Class A2, 5.381%, 1/15/2049	13,805,218
5,000,000		Banc of America Commercial Mortgage, Inc. 2007-4, Class A4, 5.94%, 2/10/2051	3,107,982
10,800,000		CS First Boston Mortgage Securities Corp. 2005-C6, Class A2FX, 5.207%, 12/15/2040	9,278,906
20,000,000		Citigroup/Deutsche Bank Commercial Mortgage 2007-CD4, Class A3, 5.293%, 12/11/2049	12,161,548
22,260,000		Citigroup/Deutsche Bank Commercial Mortgage 2007-CD5, Class A4, 5.886%, 11/15/2044	13,828,201
7,120,000		JPMorgan Chase Commercial Mortgage Securities 2007-CB19, Class A2, 5.815%, 2/12/2049	5,126,969
16,000,000		LB-UBS Commercial Mortgage Trust 2008-C1, Class A2, 6.317%, 4/15/2041	10,155,832
3,000,000		Merrill Lynch Mortgage Trust 2008-C1, Class A2, 5.425%, 2/12/2051	2,055,883
10,000,000		Merrill Lynch/Countrywide Commercial Mortgage 2007-6, Class A2, 5.331%, 3/12/2051	7,248,153
10,000,000		Merrill Lynch/Countrywide Commercial Mortgage 2007-6, Class A4, 5.485%, 3/12/2051	6,122,587
		TOTAL	82,891,279
		Federal National Mortgage Association--0.0%
23,119		Federal National Mortgage Association REMIC 1988-16 B, 9.50%, 6/25/2018	25,328
10,074		Federal National Mortgage Association REMIC 1989-35 G, 9.50%, 7/25/2019	11,159
		TOTAL	36,487
Principal Amount or Shares			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS-continued
		Non-Agency Mortgage--0.0%
$9,426	[1,2]	SMFC Trust Asset-Backed Certificates, 1997-A, Class 4, 6.342%, 1/28/2027	$6,127
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $123,534,832)	82,933,893
		MUTUAL FUNDS--61.6% [5]
138,215,528		Federated Mortgage Core Portfolio	1,347,601,402
28,990,345		High Yield Bond Portfolio	126,397,903
259,906,536	[6,7]	Prime Value Obligations Fund, Institutional Shares, 2.35%	259,906,536
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $1,791,138,515)	1,733,905,841
		TOTAL INVESTMENTS--109.6% (IDENTIFIED COST $3,266,259,261) [8]	3,082,843,153
		OTHER ASSETS AND LIABILITIES - NET--(9.6)% [9]	(269,232,556)
		TOTAL NET ASSETS--100.0%	$2,813,610,597

At November 30, 2008, the Fund had the following open futures contracts:

	Descriptions	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
[10]	Germany Euro Bund Eurex Deutschland Long Futures	650	$ 78,955,500	December 2008	$6,312,247
[10]	Germany Euro Schatz Eurex Deutschland Long Futures	1,390	$148,090,600	December 2008	$2,999,570
[10]	U.S. Treasury Notes 2 Year Short Futures	465	$100,817,813	March 2009	$ (538,661)
[10]	U.S. Treasury Bonds 30 Year Short Futures	280	$ 35,695,625	March 2009	$ (388,030)
	NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$8,385,126

At November 30, 2008, the Fund had the following open swap contracts:

Credit Default Swaps Counterparty	Reference Entity	Buy/Sell	Pay/ Re- ceive Fixed Rate	Expira- tion Date	Implied Credit Spread at 11/30/2008 [11]	Notional Amount	Market Value	Upfront Premium Paid/ (Received)	Unrealized Appre- ciation
Banc of America Securities LLC	Series 10 High Yield CDX Index	Sell	5.00%	6/20/2013	4.50%	$ 60,000,000	(13,256,468)	(14,400,000)	$1,143,532
Merrill Lynch, Pierce, Fenner & Smith	Series 10 Investment Grade Index	Sell	1.55%	6/20/2013	1.42%	$131,760,000	(5,118,424)	(5,823,789)	$ 705,365
TOTAL UNREALIZED APPRECIATION OF CREDIT DEFAULT SWAPS									$1,848,897

Net Unrealized Appreciation on Futures Contracts and Swap Contracts is included in "Other Assets and Liabilities--Net".

1 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At November 30, 2008, these restricted securities amounted to $50,956,403, which represented 1.8% of total net assets.

2 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the "Directors"). At November 30, 2008, these liquid restricted securities amounted to $50,956,403, which represented 1.8% of total net assets.

3 All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.

4 Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.

5 Affiliated companies.

6 All or a portion of this security is held as collateral for securities lending.

7 7-Day net yield.

8 The cost of investments for federal tax purposes amounts to $3,267,924,497.

9 Assets other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

10 Non-income-producing security.

11 Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as "Defaulted" indicates a credit event has occurred for the referenced entity or obligation.

Note: The categories of investments are shown as a percentage of total net assets at November 30, 2008.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1--quoted prices in active markets for identical securities

Level 2--other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3--significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of November 30, 2008, in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments *
Level 1--Quoted Prices	$1,733,905,841	$ 8,385,126
Level 2--Other Significant Observable Inputs	$1,348,937,312	$(18,374,892)
Level 3--Significant Unobservable Inputs	--	--
TOTAL	$3,082,843,153	$ (9,989,766)

* Other financial instruments include futures contracts and swap contracts.

The following acronyms are used throughout this portfolio:

ARM	--Adjustable Rate Mortgage
FNMA	--Federal National Mortgage Association
GNMA	--Government National Mortgage Association
MTN	--Medium Term Note
REITs	--Real Estate Investments Trusts
REMIC	--Real Estate Mortgage Investment Conduit

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

November 30, 2008

Assets:
Total investments in securities, including $1,733,905,841 of investments in affiliated issuers (Note 5) and $231,362,150 of securities loaned (identified cost $3,266,259,261)		$3,082,843,153
Cash		38
Income receivable		18,622,442
Income receivable from affiliated issuers		1,190,800
Receivable for shares sold		6,512,030
Receivable for periodic payments from swap contracts		980,443
TOTAL ASSETS		3,110,148,906
Liabilities:
Payable for investments purchased	$25,428,531
Payable for shares redeemed	4,411,287
Income distribution payable	6,281,592
Payable for daily variation margin	292,560
Swaps, at value (premium received $20,223,789)	18,374,892
Payable for collateral due to broker for securities loaned	240,978,000
Payable for distribution services fee (Note 5)	185,573
Payable for shareholder services fee (Note 5)	220,840
Accrued expenses	365,034
TOTAL LIABILITIES		296,538,309
Net assets for 286,100,231 shares outstanding		$2,813,610,597
Net Assets Consist of:
Paid-in capital		$3,016,041,034
Net unrealized depreciation of investments, futures contracts, swap contracts and translation of assets and liabilities in foreign currency		(173,203,467)
Accumulated net realized loss on investments, futures contracts, swap contracts and foreign currency transactions		(30,340,710)
Undistributed net investment income		1,113,740
TOTAL NET ASSETS		$2,813,610,597

Statement of Assets and Liabilities - continued

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
Net asset value per share ($1,292,719,871 ÷ 131,450,150 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$9.83
Offering price per share	$9.83
Redemption proceeds per share	$9.83
Institutional Service Shares:
Net asset value per share ($1,084,230,970 ÷ 110,242,652 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$9.83
Offering price per share	$9.83
Redemption proceeds per share	$9.83
Class A Shares:
Net asset value per share ($257,233,650 ÷ 26,159,929 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$9.83
Offering price per share (100/95.50 of $9.83) [1]	$10.29
Redemption proceeds per share	$9.83
Class B Shares:
Net asset value per share ($29,277,616 ÷ 2,977,685 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$9.83
Offering price per share	$9.83
Redemption proceeds per share (94.50/100 of $9.83) [1]	$9.29
Class C Shares:
Net asset value per share ($49,249,928 ÷ 5,008,597 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$9.83
Offering price per share	$9.83
Redemption proceeds per share (99.00/100 of $9.83) [1]	$9.73
Class K Shares:
Net asset value per share ($100,898,562 ÷ 10,261,218 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$9.83
Offering price per share	$9.83
Redemption proceeds per share	$9.83

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended November 30, 2008

Investment Income:
Dividends received from affiliated issuers (Note 5)		$82,540,510
Interest (including income on securities loaned $3,048,984)		65,718,564
Investment income allocated from affiliated partnership (Note 2 and Note 5)		2,672,446
TOTAL INCOME		150,931,520
Expenses:
Investment adviser fee (Note 5)	$10,462,690
Administrative personnel and services fee (Note 5)	2,044,783
Custodian fees	104,272
Transfer and dividend disbursing agent fees and expenses--Institutional Shares	295,506
Transfer and dividend disbursing agent fees and expenses--Institutional Service Shares	332,394
Transfer and dividend disbursing agent fees and expenses--Class A Shares	124,244
Transfer and dividend disbursing agent fees and expenses--Class B Shares	28,993
Transfer and dividend disbursing agent fees and expenses--Class C Shares	30,183
Transfer and dividend disbursing agent fees and expenses--Class K Shares	253,852
Directors'/Trustees' fees	23,218
Auditing fees	24,000
Legal fees	18,059
Portfolio accounting fees	243,523
Distribution services fee--Institutional Service Shares (Note 5)	2,294,723
Distribution services fee--Class A Shares (Note 5)	613,758
Distribution services fee--Class B Shares (Note 5)	235,787
Distribution services fee--Class C Shares (Note 5)	342,857
Distribution services fee--Class K Shares (Note 5)	472,765
Shareholder services fee--Institutional Service Shares (Note 5)	1,871,990
Shareholder services fee--Class A Shares (Note 5)	599,748
Shareholder services fee--Class B Shares (Note 5)	78,596
Shareholder services fee--Class C Shares (Note 5)	89,638
Account administration fee--Institutional Service Shares	377,994
Account administration fee--Class A Shares	11,572

Statement of Operations - continued

Year Ended November 30, 2008

Expenses-continued:
Account administration fee--Class C Shares		$22,756
Share registration costs		158,505
Printing and postage		124,444
Insurance premiums		8,364
Taxes		139,494
Miscellaneous		15,090
EXPENSES BEFORE ALLOCATION		21,443,798
Expenses allocated from affiliated partnership (Note 2)		18,747
TOTAL EXPENSES		21,462,545
Waivers and Reimbursements (Note 5):
Waiver/reimbursement of investment adviser fee	$(4,510,832)
Waiver of administrative personnel and services fee	(53,468)
Reimbursement of transfer and dividend disbursing agent fee and expenses--Institutional Shares	(58,193)
Reimbursement of transfer and dividend disbursing agent fee and expenses--Institutional Service Shares	(166,265)
Reimbursement of transfer and dividend disbursing agent fee and expenses--Class K Shares	(225)
Waiver of distribution services fee--Institutional Service Shares	(1,835,779)
TOTAL WAIVERS AND REIMBURSEMENTS		(6,624,762)
Net expenses			$14,837,783
Net investment income			136,093,737
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Swap Contracts and Foreign Currency Transactions:
Net realized loss on investments (including realized loss of $2,587,720 on sales of investments in affiliated issuers (Note 5))			(14,260,886)
Net realized gain on futures contracts			13,456,269
Net realized loss on swaps contracts			(26,057,175)
Net realized loss on investments and foreign currency transactions allocated from affiliated partnership (Note 2)			(780,902)
Net change in unrealized depreciation of futures contracts			8,416,335
Net change in unrealized appreciation of swap contracts			1,701,864
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			(223,264,930)
Net realized and unrealized loss on investments, futures contracts, swap contracts and foreign currency transactions			(240,789,425)
Change in net assets resulting from operations			$(104,695,688)

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended November 30	2008	2007
Increase (Decrease) in Net Assets
Operations:
Net investment income	$136,093,737	$98,838,450
Net realized gain (loss) on investments, including allocation from partnership, futures contracts, swap contracts and foreign currency transactions	(27,642,694)	11,826,768
Net change in unrealized appreciation/depreciation of investments, futures contracts, swap contracts and translation of assets and liabilities in foreign currency	(213,146,731)	10,498,832
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(104,695,688)	121,164,050
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(69,629,319)	(51,412,254)
Institutional Service Shares	(47,313,787)	(34,859,944)
Class A Shares	(12,036,959)	(8,139,632)
Class B Shares	(1,370,865)	(1,476,394)
Class C Shares	(2,007,736)	(1,764,281)
Class K Shares	(4,432,831)	(2,730,689)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(136,791,497)	(100,383,194)
Share Transactions:
Proceeds from sale of shares	1,613,612,668	1,094,371,012
Net asset value of shares issued to shareholders in payment of distributions declared	65,105,496	47,230,750
Cost of shares redeemed	(900,150,115)	(607,648,038)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	778,568,049	533,953,724
Change in net assets	537,080,864	554,734,580
Net Assets:
Beginning of period	2,276,529,733	1,721,795,153
End of period (including undistributed net investment income of $1,113,740 and $1,259,500, respectively)	$2,813,610,597	$2,276,529,733

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

November 30, 2008

1. ORGANIZATION

Federated Total Return Series, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Corporation consists of three portfolios. The financial statements included herein are only those of Federated Total Return Bond Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers six classes of shares: Institutional Shares, Institutional Service Shares, Class A Shares, Class B Shares, Class C Shares and Class K Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of Class A Shares, Class B Shares, Class C Shares and Class K Shares are presented separately. The investment objective of the Fund is to provide total return.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Directors.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price on their principal exchange or market.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Directors have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a "bid" evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a "mid" evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.

The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Directors have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Directors.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund may invest in portfolios of Federated Core Trust (Core Trust), which is managed by Federated Investment Management Company, the Fund's adviser. Core Trust is an open-end management investment company, registered under the Act, available only to registered investment companies and other institutional investors. The investment objective of High Yield Bond Portfolio, a portfolio of Core Trust, is to seek high current income. The investment objective of Federated Mortgage Core Portfolio, a portfolio of Core Trust, is to achieve total return. Federated Investors, Inc. receives no advisory or administrative fees from the Funds within the Core Trust. Income distributions from Core Trust are declared daily and paid monthly, and are recorded by the Fund as dividend income. Capital gain distributions, if any, from Core Trust are declared and paid annually, and are recorded by the Fund as capital gains. The performance of the Fund is directly affected by the performance of the Core Trust. A copy of the Core Trust's financial statements is available on the EDGAR Database on the SEC's website or upon request from the Fund.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their marke value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Inflation adjustments on Treasury Inflation-Protected Securities are included in interest income. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Institutional Shares, Institutional Service Shares, Class A Shares, Class B Shares, Class C Shares and Class K Shares may bear distribution services fees, shareholder services fees, account administration fees and certain transfer and dividend disbursing agent fees unique to those classes. Dividends are declared separately for each class. The Fund may also invest in Emerging Markets Fixed Income Core Fund (EMCORE), a portfolio of Federated Core Trust II, L.P. which is a limited partnership established under the laws of the state of Delaware. The Fund records daily its proportionate share of income, expenses, realized and unrealized gains and losses from EMCORE. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization/Paydown Gains and Losses

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. The Fund adopted the provisions of Financial Accounting Standards Board (FASB) Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes," on December 1, 2007. As of and during the year ended November 30, 2008, the Fund did not have a liability for any unrecognized tax expenses. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of November 30, 2008, tax years 2005 through 2008 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America, the state of Maryland and the commonwealth of Pennsylvania.

Other Taxes

As an open-end management investment company incorporated in the state of Maryland but domiciled in the commonwealth of Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Swap Contracts

Swap contracts involve two parties that agree to exchange the returns (or the differential in rates of return) earned or realized on particular predetermined investments, instruments, indices or other measures. The gross returns to be exchanged or "swapped" between parties are generally calculated with respect to a "notional amount" for a predetermined period of time. The Fund may enter into interest rate, total return, credit default and other swap agreements. The Fund uses credit default swaps to manage exposure to a given issuer or sector by either selling protection to increase exposure, or buying protection to reduce exposure. The "buyer" in a credit default swap is obligated to pay the "seller" a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or the "par value," of the reference obligation in exchange for the reference obligation. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is typically determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specific valuation method, are used to calculate the settlement value. The maximum amount of the payment that may occur, as a result of a credit event payable by the protection seller, is equal to the notional amount of the underlying index or security. The Fund's maximum exposure to loss of the notional value of credit default swaps outstanding at November 30, 2008 is $191,760,000. Risks may arise upon entering into swap agreements from the potential inability of the counterparties to meet the terms of their contract from unanticipated changes in the value of the swap agreement.

Upfront payments received or paid by the Fund will be reflected as an asset or liability on the Statement of Assets and Liabilities. Changes in the value of swap contracts are included in swaps, at value, on the Statement of Assets and Liabilities, and periodic payments are reported as Net realized loss on swap contracts in the Statement of Operations. For the year ended November 30, 2008, the Fund had a net realized loss on swap contracts of $26,057,175.

Swap contracts outstanding at period end are listed after the Fund's portfolio of investments.

Futures Contracts

The Fund purchases and sells financial futures contracts to manage cashflows, enhance yield and to potentially reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. For the year ended November 30, 2008, the Fund had a net realized gain on futures contracts of $13,456,269.

Futures contracts outstanding at period end are listed after the Fund's portfolio of investments.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Securities Lending

The Fund participates in a securities lending program providing for the lending of government securities to qualified brokers. The Fund normally receives cash collateral for securities loaned that is invested in an affiliated money market fund or invested in short-term securities including repurchase agreements. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of November 30, 2008, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Market Value of Collateral
$231,362,150	$240,978,000

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Directors.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis.

3. CAPITAL STOCK

The following tables summarize capital stock activity:

Year Ended November 30	2008		2007
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	60,364,599	$635,401,913	56,928,403	$598,947,721
Shares issued to shareholders in payment of distributions declared	1,549,714	16,149,019	1,195,005	12,578,378
Shares redeemed	(37,641,424)	(392,258,123)	(27,188,847)	(285,788,913)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	24,272,889	$259,292,809	30,934,561	$325,737,186

Year Ended November 30	2008		2007
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	67,090,361	$699,771,045	30,691,047	$321,560,466
Shares issued to shareholders in payment of distributions declared	3,079,236	32,001,318	2,174,541	22,891,007
Shares redeemed	(30,398,897)	(316,197,243)	(22,834,759)	(239,728,467)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	39,770,700	$415,575,120	10,030,829	$104,723,006

Year Ended November 30	2008		2007
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	17,314,767	$180,039,674	10,727,840	$112,880,026
Shares issued to shareholders in payment of distributions declared	989,039	10,325,220	646,186	6,803,102
Shares redeemed	(12,064,296)	(124,665,987)	(4,346,455)	(45,690,438)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	6,239,510	$65,698,907	7,027,571	$73,992,690

Year Ended November 30	2008		2007
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	817,712	$8,524,818	294,627	$3,099,414
Shares issued to shareholders in payment of distributions declared	107,308	1,123,137	112,404	1,183,491
Shares redeemed	(941,764)	(9,811,367)	(1,051,917)	(11,063,533)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(16,744)	$(163,412)	(644,886)	$(6,780,628)

Year Ended November 30	2008		2007
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	2,425,332	$25,157,992	1,288,383	$13,557,257
Shares issued to shareholders in payment of distributions declared	110,719	1,156,803	100,856	1,061,984
Shares redeemed	(1,554,449)	(16,183,155)	(1,183,221)	(12,461,847)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	981,602	$10,131,640	206,018	$2,157,394

Year Ended November 30	2008		2007
Class K Shares:	Shares	Amount	Shares	Amount
Shares sold	6,161,539	$64,717,226	4,209,880	$44,326,128
Shares issued to shareholders in payment of distributions declared	416,588	4,349,999	257,570	2,712,788
Shares redeemed	(3,913,390)	(41,034,240)	(1,229,379)	(12,914,840)
NET CHANGE RESULTING FROM CLASS K SHARE TRANSACTIONS	2,664,737	$28,032,985	3,238,071	$34,124,076
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	73,912,694	$778,568,049	50,792,164	$533,953,724

4. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due in part to differing treatments for foreign currency transactions, discount accretion/premium amortization on debt securities, swap contract adjustments and allocated income from partnerships.

For the year ended November 30, 2008, permanent differences identified and reclassified among the components of net assets were as follows:

Increase (Decrease)
Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gains (Loss)
$552,000	$(552,000)

Net investment income (loss), net realized gains (losses) and net assets were not affected by this reclassification.

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended November 30, 2008 and 2007, was as follows:

	2008	2007
Ordinary income	$136,791,497	$100,383,194

As of November 30, 2008, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$2,961,551
Net unrealized depreciation	$(175,790,909)
Capital loss carryforwards	$(29,601,079)

The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable in part to differing treatments for the deferral of losses on wash sales, discount accretion/premium amortization on debt securities, partnership adjustments and defaulted bonds.

At November 30, 2008, the cost of investments for federal tax purposes was $3,267,924,497. The net unrealized depreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from changes in foreign currency exchange rates, futures contracts and swap contracts was $185,081,344. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $35,234,231 and net unrealized depreciation from investments for those securities having an excess of cost over value of $220,315,575.

At November 30, 2008, the Fund had a capital loss carryforward of $29,601,079 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2014	$ 806,536
2016	$28,794,543

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the "Adviser"). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund's average daily net assets. Effective January 31, 2009, the advisory agreement between the Fund and the Adviser will provide for an annual fee equal to 0.30% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended November 30, 2008, the Adviser voluntarily waived $4,134,981 of its fee. In addition, an affiliate of the Adviser reimbursed $224,683 of transfer and dividend disbursing agent fees and expenses.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended November 30, 2008, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $53,468 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Institutional Service Shares, Class A Shares, Class B Shares, Class C Shares and Class K Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Institutional Service Shares	0.25%
Class A Shares	0.25%
Class B Shares	0.75%
Class C Shares	0.75%
Class K Shares	0.50%

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended November 30, 2008, FSC voluntarily waived $1,835,779 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended November 30, 2008, FSC retained $1,124,734 of fees paid by the Fund.

Sales Charges

For the year ended November 30, 2008, FSC retained $31,042 in sales charges from the sale of Class A Shares. FSC also retained $2,484 of contingent deferred sales charges relating to redemptions of Class C Shares. See "What Do Shares Cost?" in the Prospectus.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Institutional Shares, Institutional Service Shares, Class A Shares, Class B Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the year ended November 30, 2008, FSSC did not receive any fees paid by the Fund. On November 15, 2007, the Fund's Directors approved an amendment to the shareholder services agreement to reduce the shareholder services fee for the Fund's Institutional Shares from up to 0.25% to 0.00%. The amendment to the shareholder services agreement became effective for the Fund's Institutional Shares on January 31, 2008. For the year ended November 30, 2008, the Fund's Institutional Shares did not incur a shareholder services fee.

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total operating expenses (as shown in the financial highlights, but excluding expenses allocated from partnerships), paid by the Fund's Institutional Shares, Institutional Service Shares, Class A Shares, Class B Shares, Class C Shares and Class K Shares (after the voluntary waivers and reimbursements) will not exceed 0.35%, 0.65%, 0.90%, 1.45%, 1.45% and 1.10%, respectively, for the fiscal year ending November 30, 2009. Although these actions are voluntary, the Adviser and its affiliates have agreed to continue these waivers and/or reimbursements at least through January 31, 2010.

General

Certain of the Officers and Directors of the Fund are Officers and Directors or Trustees of the above companies.

Transactions with Affiliated Companies

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the year ended November 30, 2008, the Adviser reimbursed $375,851. Transactions with affiliated companies during the year ended November 30, 2008 were as follows:

Affiliates	Balance of Shares Held 11/30/2007	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 11/30/2008	Value	Dividend Income/ Allocated Investment Income
Emerging Markets Fixed Income Core Fund	2,081,814	224,086	2,305,900	--	$ --	$ 2,672,446
Federated Mortgage Core Portfolio	95,277,160	51,709,969	8,771,601	138,215,528	$1,347,601,402	$68,909,156
High Yield Bond Portfolio	17,665,232	11,325,113	--	28,990,345	$ 126,397,903	$11,557,200
Prime Value Obligations Fund, Institutional Shares	519,822,635	3,149,756,976	3,409,673,075	259,906,536	$ 259,906,536	$ 2,074,154
TOTAL OF AFFILIATED TRANSACTIONS	634,846,841	3,213,016,144	3,420,750,576	427,112,409	$1,733,905,841	$85,212,956

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended November 30, 2008, were as follows:

Purchases	$1,136,327,884
Sales	$183,875,985

7. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of November 30, 2008, there were no outstanding loans. During the year ended November 30, 2008, the Fund did not utilize the LOC.

8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of November 30, 2008, there were no outstanding loans. During the year ended November 30, 2008, the program was not utilized.

9. LEGAL PROCEEDINGS

Since October 2003, Federated Investors, Inc. and related entities (collectively, "Federated") and various Federated funds ("Federated Funds") have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Federated Funds from the SEC, the Office of the New York State Attorney General ("NYAG") and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds and their respective counsel have been defending this litigation and none of the Federated Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Federated Fund redemptions, reduced sales of Federated Fund shares or other adverse consequences for the Federated Funds.

10. RECENT ACCOUNTING PRONOUNCEMENTS

In March 2008, FASB released Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" (FAS 161). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of adopting FAS 161 and its impact on the financial statements and the accompanying notes.

In addition, the Fund has adopted FASB Staff Position No. 133-1 and FIN 45-4, "Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45" (FAS 133). The amendments require additional disclosure relating to credit derivatives. All changes to accounting policies have been made in accordance with the amendments and incorporated for the current period.

Report of Independent Registered Public Accounting Firm

TO THE BOARD OF DIRECTORS OF FEDERATED TOTAL RETURN SERIES, INC. AND SHAREHOLDERS OF FEDERATED TOTAL RETURN BOND FUND:

We have audited the accompanying statement of assets and liabilities of Federated Total Return Bond Fund (the "Fund") (one of the portfolios constituting Federated Total Return Series, Inc.), including the portfolio of investments, as of November 30, 2008, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the year ended November 30, 2004 was audited by another independent registered public accounting firm whose report, dated January 21, 2005, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of November 30, 2008, by correspondence with the custodian and brokers or by other auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Total Return Bond Fund, a portfolio of Federated Total Return Series, Inc., at November 30, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the four years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Ernst & Young LLP

Boston, Massachusetts
January 16, 2009

Board of Directors and Corporation Officers

The Board is responsible for managing the Corporation's business affairs and for exercising all the Corporation's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Board members listed is 4000 Ericsson Drive Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2008, the Corporation comprised three portfolios, and the Federated Fund Complex consisted of 40 investment companies (comprising 149 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Corporation Directors and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED DIRECTORS BACKGROUND

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 DIRECTOR Began serving: October 1993	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Complex's Executive Committee.

Previous Positions: Chairman of the Federated Fund Complex; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND DIRECTOR Began serving: March 1995	Principal Occupations: Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.

INDEPENDENT DIRECTORS BACKGROUND

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 DIRECTOR Began serving: November 1994	Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position: Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 DIRECTOR Began serving: October 1993	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida; Assistant Professor in Theology at Barry University and Blessed Edmund Rice School for Pastoral Ministry.

Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Nicholas P. Constantakis Birth Date: September 3, 1939 DIRECTOR Began serving: February 1998	Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director and Chairman of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position: Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 DIRECTOR Began serving: April 1999	Principal Occupations: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions: Director, QSGI, Inc. (technology services company); Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Peter E. Madden Birth Date: March 16, 1942 DIRECTOR Began serving: October 1993	Principal Occupation: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Complex.

Other Directorships Held: Board of Overseers, Babson College.

Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 DIRECTOR Began serving: April 1999	Principal Occupations: Director or Trustee of the Federated Fund Complex; Management Consultant.

Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President DVC Group, Inc. (marketing, communications and technology).

R. James Nicholson Birth Date: February 4, 1938 DIRECTOR Began serving: January 2008	Principal Occupations: Director or Trustee of the Federated Fund Complex; Senior Counsel, Brownstein Hyatt Farber Schrek, P.C.; Former Secretary of the U.S. Dept. of Veterans Affairs; Former U.S. Ambassador to the Holy See; Former Chairman of the Republican National Committee.

Other Directorships Held: Director, Horatio Alger Association.

Previous Positions: Colonel, U.S. Army Reserve; Partner, Calkins, Kramer, Grimshaw and Harring, P.C.; General Counsel, Colorado Association of Housing and Building; Chairman and CEO, Nicholson Enterprises, Inc. (real estate holding company); Chairman and CEO, Renaissance Homes of Colorado.

Thomas M. O'Neill Birth Date: June 14, 1951 DIRECTOR Began serving: October 2006	Principal Occupations: Director or Trustee of the Federated Fund Complex; Managing Director and Partner, Navigator Management Company, L.P. (investment and strategic consulting).

Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College.

Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank.

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John S. Walsh Birth Date: November 28, 1957 DIRECTOR Began serving: April 1999	Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position: Vice President, Walsh & Kelly, Inc.

James F. Will Birth Date: October 12, 1938 DIRECTOR Began serving: April 2006	Principal Occupations: Director or Trustee of the Federated Fund Complex; formerly, Vice Chancellor and President, Saint Vincent College.

Other Directorships Held: Trustee, Saint Vincent College; Alleghany Corporation.

Previous Positions: Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.

OFFICERS

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: November 1993	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.

Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.

Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Brian P. Bouda Birth Date: February 28, 1947 SENIOR VICE PRESIDENT AND CHIEF COMPLIANCE OFFICER Began serving: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Complex; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.

Robert J. Ostrowski Birth Date: April 26, 1963 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Robert J. Ostrowski joined Federated in 1987 as an Investment Analyst and became a Portfolio Manager in 1990. He was named Chief Investment Officer of taxable fixed-income products in 2004 and also serves as a Senior Portfolio Manager. He has been a Senior Vice President of the Fund's Adviser since 1997. Mr. Ostrowski is a Chartered Financial Analyst. He received his M.S. in Industrial Administration from Carnegie Mellon University.

Joseph M. Balestrino Birth Date: November 3, 1954 VICE PRESIDENT Began serving: November 1998	Principal Occupations: Joseph M. Balestrino has been the Fund's portfolio manager since September 1996. He is Vice President of the Corporation. Mr. Balestrino joined Federated in 1986 and has been a Senior Portfolio Manager and Senior Vice President of the Fund's Adviser since 1998. He was a Portfolio Manager and a Vice President of the Fund's Adviser from 1995 to 1998. Mr. Balestrino served as a Portfolio Manager and an Assistant Vice President of the Adviser from 1993 to 1995. Mr. Balestrino is a Chartered Financial Analyst and received his Master's Degree in Urban and Regional Planning from the University of Pittsburgh.

Evaluation and Approval of Advisory
Contract - May 2008

FEDERATED TOTAL RETURN BOND FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2008. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; and different portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

For both the one- and three-year periods ending December 31, 2007, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the Fund's most recently completed fiscal year, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under "Related Information," then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" under "Related Information," then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Portfolio Holdings" link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated
World-Class Investment Manager

Federated Total Return Bond Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31428Q101
Cusip 31428Q507

28123 (1/09)

Federated is a registered mark of Federated Investors, Inc. 2009 (c)Federated Investors, Inc.

Item 2.                      Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers") that applies to the registrant's Principal Executive Officer and Principal Financial Officer; the registrant's Principal Financial Officer also serves as the Principal Accounting Officer.

(c) Not Applicable

(d) Not Applicable

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics.  To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3. Audit Committee Financial Expert

The registrant's Board has determined that each of the following members of the Board's Audit Committee is an “audit committee financial expert,” and is "independent," for purposes of this Item:   Thomas G. Bigley, Nicholas P. Constantakis and Charles F. Mansfield, Jr.

Item 4.                      Principal Accountant Fees and Services

(a)                      Audit Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2008 - $72,400

Fiscal year ended 2007 - $68,400

(b)                      Audit-Related Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2008 - $0

Fiscal year ended 2007 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(c)                       Tax Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2008 - $0

Fiscal year ended 2007 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(d)                      All Other Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2008 - $0

Fiscal year ended 2007 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $9,858 respectively.  Fiscal year ended 2007- Discussions related to accounting for swaps.

(e)(1)                      Audit Committee Policies regarding Pre-approval of Services.

The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor’s independence.  Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval by the Audit Committee.  Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

Certain services have the general pre-approval of the Audit Committee.  The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period.  The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services.  The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations.  The Audit Committee will not delegate its responsibilities to pre-approve services performed by the independent auditor to management.

The Audit Committee has delegated pre-approval authority to its Chairman.  The Chairman will report any pre-approval decisions to the Audit Committee at its next scheduled meeting.  The Committee will designate another member with such pre-approval authority when the Chairman is unavailable.

AUDIT SERVICES

The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee.  The Audit Committee must approve any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

In addition to the annual Audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other Audit Services, which are those services that only the independent auditor reasonably can provide.  The Audit Committee has pre-approved certain Audit services, all other Audit services must be specifically pre-approved by the Audit Committee.

AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Company’s financial statements or that are traditionally performed by the independent auditor.  The Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor, and has pre-approved certain Audit-related services, all other Audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

The Audit Committee believes that the independent auditor can provide Tax services to the Company such as tax compliance, tax planning and tax advice without impairing the auditor’s independence.  However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations.  The Audit Committee has pre-approved certain Tax services, all Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

With respect to the provision of services other than audit, review or attest services the pre-approval requirement is waived if:

(1)
The aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant to its accountant during the fiscal year in which the services are provided;

(2)
Such services were not recognized by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant  at the time of the engagement to be non-audit services; and

(3)
Such services are promptly brought to the attention of the Audit Committee of the issuer and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the board of directors to whom authority to grant such approvals has been delegated by the Audit Committee.

The Audit Committee may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, and would not impair the independence of the auditor.

The SEC’s rules and relevant guidance should be consulted to determine the precise definitions of prohibited non-audit services and the applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee.  Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

PROCEDURES

Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Principal Accounting Officer and/or Internal Auditor, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.

(e)(2)                      Percentage of services identified in items 4(b) through 4(d) that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

4(b)

Fiscal year ended 2008 – 0%

Fiscal year ended 2007 - 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(c)

Fiscal year ended 2008 – 0%

Fiscal year ended 2007 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(d)

Fiscal year ended 2008 – 0%

Fiscal year ended 2007 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f)	NA

(g)	Non-Audit Fees billed to the registrant, the registrant’s investment adviser, and certain entities controlling, controlled by or under common control with the investment adviser:,
Fiscal year ended 2008 - $111,253

Fiscal year ended 2007 - $162,506

(h)                      The registrant’s Audit Committee has considered that the provision of non-audit services that were rendered to the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5.                      Audit Committee of Listed Registrants

Not Applicable

Item 6.                      Schedule of Investments

Not Applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.                      Submission of Matters to a Vote of Security Holders

Not Applicable

Item 11.                      Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.                      Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Federated Total Return Series, Inc.

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	January 21, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue
Principal Executive Officer
Date	January 21, 2009

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	January 21, 2009